United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York	14450
(Address of principal executive offices)	(zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, New York 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2007 (unaudited)

Technology Series	Shares/ Principal Amount	Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 5.3%
Hotels, Restaurants & Leisure - 2.8%
International Game Technology	147,000	$6,335,700

Internet & Catalog Retail - 2.5%
Audible, Inc.*	431,600	5,610,800

Total Consumer Discretionary		11,946,500

Industrials - 2.8%
Industrial Conglomerates - 2.8%
3M Co.	67,500	6,316,650

Information Technology - 79.4%
Communications Equipment - 17.4%
Alcatel - Lucent - ADR (France)	640,000	6,515,200
Blue Coat Systems, Inc.*	77,000	6,064,520
Cisco Systems, Inc.*	300,000	9,933,000
Harris Stratex Networks, Inc. - Class A*	388,000	6,778,360
Juniper Networks, Inc.*	270,000	9,884,700

		39,175,780

Computers & Peripherals - 6.3%
EMC Corp.*	364,000	7,571,200
Rackable Systems, Inc.*	507,000	6,575,790

		14,146,990

Electronic Equipment & Instruments - 13.8%
AU Optronics Corp. - ADR (Taiwan)	569,537	9,636,566
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	340,000	8,139,600
LoJack Corp.*	432,000	8,190,720
Planar Systems, Inc.*	730,500	4,901,655

		30,868,541

Internet Software & Services - 5.8%
Google, Inc. - Class A*	12,000	6,807,240
iPass, Inc.*	1,476,000	6,199,200

		13,006,440

IT Services - 5.2%
Getronics N.V.* (Netherlands)	565,000	4,994,582
RightNow Technologies, Inc.*	411,000	6,612,990

		11,607,572

Semiconductors & Semiconductor Equipment - 3.3%
Netlogic Microsystems, Inc.*	207,000	7,474,770

Investment Portfolio - September 30, 2007 (unaudited)

Technology Series	Shares/ Principal Amount	Value
Software - 27.6%
Aladdin Knowledge Systems Ltd.* (Israel)	420,000	9,391,200
Amdocs Ltd.* (Guernsey)	208,000	7,735,520
Borland Software Corp.*	1,234,000	5,367,900
Salesforce.com, Inc.*	177,000	9,083,640
SAP AG - ADR (Germany)	162,000	9,504,540
Sonic Solutions*	616,000	6,449,520
TIBCO Software, Inc.*	1,087,000	8,032,930
Utimaco Safeware AG (Germany)	556,260	6,432,173

		61,997,423

Total Information Technology		178,277,516

Materials - 2.5%
Chemicals - 2.5%
NITTO DENKO Corp. (Japan)	120,000	5,579,451

Telecommunication Services - 7.1%
Diversified Telecommunication Services - 1.7%
Telus Corp. (Canada)	66,900	3,756,435

Wireless Telecommunication Services - 5.4%
Hutchison Telecommunications International Ltd. - ADR (Hong Kong)	411,000	8,540,580
SK Telecom Co. Ltd. (South Korea)	16,267	3,733,818

		12,274,398

Total Telecommunication Services		16,030,833

TOTAL COMMON STOCKS (Identified Cost $187,221,405)		218,150,950

SHORT-TERM INVESTMENTS - 3.7%
Dreyfus Treasury Cash Management - Institutional Shares	5,256,123	5,256,123
Federal Home Loan Bank Discount Note, 11/7/2007	$3,000,000	2,985,698

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,241,477)		8,241,821

TOTAL INVESTMENTS - 100.8% (Identified Cost $195,462,882)		226,392,771
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(1,694,919)

NET ASSETS - 100%		$224,697,852

*	Non-income producing security

ADR-American Depository Receipt

Investment Portfolio - September 30, 2007 (unaudited)

Federal Tax Information:

On September 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$195,744,109

Unrealized appreciation	$39,291,717
Unrealized depreciation	(8,643,055)

Net unrealized appreciation	$30,648,662

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2007 (unaudited)

Life Sciences Series	Shares/ Principal Amount	Value
COMMON STOCKS - 94.7%
Health Care - 94.7%
Biotechnology - 9.4%
Amgen, Inc.*	102,000	$5,770,140
Applera Corp. - Celera Group*	645,000	9,068,700
Genzyme Corp.*	61,000	3,779,560
Monogram Biosciences, Inc.*	3,353,000	4,794,790
Theratechnologies, Inc.* (Canada)	408,000	4,455,833

		27,869,023

Health Care Equipment & Supplies - 54.8%
Abaxis, Inc.*	222,000	4,983,900
Alsius Corp.*	490,000	2,989,000
AngioDynamics, Inc.*	70,000	1,319,500
AtriCure, Inc.*	126,240	1,343,194
Beckman Coulter, Inc.	121,000	8,924,960
Boston Scientific Corp.*	631,000	8,802,450
The Cooper Companies, Inc.	77,130	4,043,155
Covidien Ltd.* (Bermuda)	220,000	9,130,000
DENTSPLY International, Inc.	119,000	4,955,160
Dexcom, Inc.*	678,242	6,775,637
Edwards Lifesciences Corp.*	72,000	3,550,320
ev3, Inc.*	509,000	8,357,780
Foxhollow Technologies, Inc. (acquired by ev3, Inc.)*	340,000	8,976,000
Gen-Probe, Inc.*	77,000	5,126,660
Hansen Medical, Inc.*	114,000	3,090,540
IDEXX Laboratories, Inc.*	25,000	2,739,750
Inverness Medical Innovations, Inc.*	21,000	1,161,720
Inverness Medical Innovations, Inc.*[1,2]	150,000	8,298,000
Kyphon, Inc.*	129,000	9,030,000
Medtronic, Inc.	71,000	4,005,110
Mentor Corp.	153,000	7,045,650
Micrus Endovascular Corp.*	254,723	4,653,789
Nobel Biocare Holding AG (Switzerland)	9,800	2,654,167
OraSure Technologies, Inc.*	1,088,100	10,935,405
ResMed, Inc.*	76,000	3,258,120
Respironics, Inc.*	89,000	4,274,670
SonoSite, Inc.*	151,000	4,608,520
STAAR Surgical Co.*	1,116,000	3,348,000
Straumann Holding AG (Switzerland)	10,000	2,809,278
Synthes, Inc. (Switzerland)	75,000	8,395,618
Wright Medical Group, Inc.*	104,000	2,789,280

		162,375,333

Health Care Providers & Services - 8.7%
Patterson Companies, Inc.*	178,800	6,903,468

Investment Portfolio - September 30, 2007 (unaudited)

Life Sciences Series	Shares/ Principal Amount	Value
Quest Diagnostics, Inc.	53,000	3,061,810
Sonic Healthcare Ltd. (Australia)	445,000	6,158,241
Tenet Healthcare Corp.*	2,874,000	9,656,640

		25,780,159

Health Care Technology - 4.8%
AMICAS, Inc.*	1,636,703	4,811,907
Eclipsys Corp.*	402,000	9,374,640

		14,186,547

Life Sciences Tools & Services - 10.2%
Affymetrix, Inc.*	82,000	2,080,340
Caliper Life Sciences, Inc.*	2,160,553	12,401,574
Invitrogen Corp.*	36,000	2,942,280
Luminex Corp.*	600,350	9,053,278
PerkinElmer, Inc.	102,000	2,979,420
QIAGEN N.V.* (Netherlands)	49,550	961,765

		30,418,657

Pharmaceuticals - 6.8%
Barr Pharmaceuticals, Inc.*	208,000	11,837,280
Roche Holding AG (Switzerland)	46,000	8,342,440

		20,179,720

TOTAL COMMON STOCKS (Identified Cost $260,969,936)		280,809,439

PREFERRED STOCKS - 0.8%
Health Care - 0.8%
Health Care Technology - 0.8%
Avalon HealthCare Holdings, Inc. - Series D*[1,3,4,5] (Identified Cost $2,312,500)	925,000	2,312,500

WARRANTS - 1.1%
Health Care - 1.1%
Health Care Equipment & Supplies - 0.8%
Alsius Corp., 8/3/2009	1,770,000	2,301,000

Life Sciences Tools & Services - 0.3%
Caliper Life Sciences, Inc., 8/15/2010 [1,3,6]	285,000	308,562
Caliper Life Sciences, Inc., 8/10/2011	401,109	509,409

		817,971

TOTAL WARRANTS (Identified Cost $1,476,156)		3,118,971

Investment Portfolio - September 30, 2007 (unaudited)

Life Sciences Series	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.7%
Dreyfus Treasury Cash Management - Institutional Shares	9,990,820	9,990,820
Federal Home Loan Bank Discount Note, 11/7/2007	$4,000,000	3,981,370

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $13,972,238)		13,972,190

TOTAL INVESTMENTS - 101.3 (Identified Cost $278,730,830)		300,213,100
LIABILITIES, LESS OTHER ASSETS - (1.3%)		(3,713,470)

NET ASSETS - 100%		$296,499,630

*	Non-income producing security

[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $10,919,062, or 3.7%, of the Series’ net assets as of September 30, 2007.

[2]	This security was acquired on February 3, 2006 at a cost of $3,661,500 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.

[3]	Security has been valued at fair value.

[4]	This security was acquired June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

[5]	Avalon Healthcare Holdings, Inc. is an affiliated company as defined by the Investment Company Act of 1940.

[6]	This security was acquired on August 11, 2005 at a cost of $365,484 ($1.28 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors.

Federal Tax Information:

On September 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$279,262,914

Unrealized appreciation	$34,940,476
Unrealized depreciation	(13,990,290)

Net unrealized appreciation	$20,950,186

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2007 (unaudited)

Financial Services Series	Shares/ Principal Amount	Value
COMMON STOCKS - 94.0%
Financials - 78.6%
Capital Markets - 13.2%
Bank of New York Mellon Corp.[1]	55,000	$2,427,700
Franklin Resources, Inc.	21,200	2,703,000
Janus Capital Group, Inc.	133,000	3,761,240
Merrill Lynch & Co., Inc.	38,700	2,758,536
Morgan Stanley	31,600	1,990,800
SEI Investments Co.	194,000	5,292,320

		18,933,596

Commercial Banks - 27.9%
The Bancorp, Inc.*	107,000	1,975,220
Boston Private Financial Holdings, Inc.	55,000	1,531,200
HSBC Holdings plc - ADR (United Kingdom)	32,700	3,028,020
Huntington Bancshares, Inc.	64,000	1,086,720
KeyCorp	56,000	1,810,480
PNC Financial Services Group, Inc.	77,000	5,243,700
Royal Bank of Scotland Group plc (United Kingdom)	286,000	3,071,746
Societe Generale - ADR (France)	37,500	1,255,192
SunTrust Banks, Inc.	30,600	2,315,502
TCF Financial Corp.	114,000	2,984,520
U.S. Bancorp	135,000	4,391,550
Wachovia Corp.	117,000	5,867,550
Wells Fargo & Co.	47,000	1,674,140
Wilmington Trust Corp.	30,850	1,200,065
Zions Bancorporation	37,200	2,554,524

		39,990,129

Consumer Finance - 3.8%
Capital One Financial Corp.	38,400	2,550,912
Nelnet, Inc. - Class A	159,500	2,909,280

		5,460,192

Diversified Financial Services - 13.9%
Bank of America Corp.	123,000	6,183,210
Citigroup, Inc.	108,000	5,040,360
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	13,600	1,054,865
JPMorgan Chase & Co.	96,000	4,398,720
Moody’s Corp.	63,000	3,175,200

		19,852,355

Insurance - 17.2%
Allianz SE (Germany)	12,400	2,896,858
Ambac Financial Group, Inc.	35,200	2,214,432
American International Group, Inc.	63,000	4,261,950

Investment Portfolio - September 30, 2007 (unaudited)

Financial Services Series	Shares/ Principal Amount	Value
First American Corp.	78,000	2,856,360
MBIA, Inc.	48,000	2,930,400
Principal Financial Group, Inc.	51,500	3,249,135
The Progressive Corp.	127,000	2,465,070
Torchmark Corp.	22,000	1,371,040
Willis Group Holdings Ltd. (United Kingdom)	58,500	2,394,990

		24,640,235

Thrifts & Mortgage Finance - 2.6%
Countrywide Financial Corp.	51,700	982,817
Flagstar Bancorp, Inc.	121,000	1,177,330
IndyMac Bancorp, Inc.	67,200	1,586,592

		3,746,739

Total Financials		112,623,246

Industrials - 1.2%
Commercial Services & Supplies - 1.2%
ChoicePoint, Inc.*	46,000	1,744,320

Information Technology - 14.2%
Internet Software & Services - 2.5%
Online Resources Corp.*	285,500	3,608,720

IT Services - 11.7%
Automatic Data Processing, Inc.	129,000	5,924,970
Gevity HR, Inc.	320,000	3,280,000
Paychex, Inc.	33,175	1,360,175
Western Union Co.	293,000	6,144,210

		16,709,355

Total Information Technology		20,318,075

TOTAL COMMON STOCKS (Identified Cost $134,945,609)		134,685,641

SHORT-TERM INVESTMENTS - 7.8%
Dreyfus Treasury Cash Management - Institutional Shares	5,182,138	5,182,138
Federal Home Loan Bank Discount Note, 11/7/2007	$6,000,000	5,972,158

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $11,154,368)		11,154,296

TOTAL INVESTMENTS - 101.8% (Identified Cost $146,099,977)		145,839,937
LIABILITIES, LESS OTHER ASSETS - (1.8%)		(2,567,371)

NET ASSETS - 100%		$143,272,566

*	Non-income producing security

ADR - American Depository Receipt

[1]	Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.

Investment Portfolio - September 30, 2007 (unaudited)

Federal Tax Information:

On September 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$146,099,977

Unrealized appreciation	$10,010,309
Unrealized depreciation	(10,270,349)

Net unrealized depreciation	$(260,040)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2007 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
COMMON STOCKS - 93.0%
Consumer Discretionary - 12.2%
Auto Components - 2.4%
Azure Dynamics Corp.* (Canada)	2,255,360	$997,947
Hankook Tire Co. Ltd. (South Korea)	99,000	2,028,910
Tenneco, Inc.*	62,970	1,952,700

		4,979,557

Distributors - 0.7%
Building Materials Holding Corp.	143,090	1,513,892

Internet & Catalog Retail - 1.0%
Audible, Inc.*	155,600	2,022,800

Leisure Equipment & Products - 1.1%
Sturm, Ruger & Co., Inc.*	127,210	2,278,331

Media - 4.4%
Acme Communications, Inc.	396,000	1,532,520
Charter Communications, Inc. - Class A*	1,014,770	2,618,107
Mediacom Communications Corp. - Class A*	460,000	3,243,000
Playboy Enterprises, Inc. - Class B*	148,000	1,589,520

		8,983,147

Specialty Retail - 2.6%
Build-A-Bear Workshop, Inc.*	147,000	2,610,720
Tractor Supply Co.*	56,690	2,612,842

		5,223,562

Total Consumer Discretionary		25,001,289

Consumer Staples - 2.8%
Beverages - 1.3%
Hansen Natural Corp.*	35,950	2,037,646
National Beverage Corp.	74,400	630,912

		2,668,558

Food Products - 0.6%
Lancaster Colony Corp.	12,200	465,674
Tootsie Roll Industries, Inc.	30,553	810,571

		1,276,245

Household Products - 0.9%
Central Garden & Pet Co.*	208,680	1,857,252

Total Consumer Staples		5,802,055

Investment Portfolio - September 30, 2007 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Energy - 11.0%
Energy Equipment & Services - 4.5%
Calfrac Well Services Ltd. (Canada)	141,250	3,150,568
Pride International, Inc.*	116,000	4,239,800
Trican Well Service Ltd. (Canada)	85,000	1,730,943

		9,121,311

Oil, Gas & Consumable Fuels - 6.5%
Edge Petroleum Corp.*	484,530	6,221,365
Evergreen Energy, Inc.*	390,120	1,989,612
Forest Oil Corp.*	55,000	2,367,200
Foundation Coal Holdings, Inc.	44,490	1,744,008
Mariner Energy, Inc.*	44,511	921,823

		13,244,008

Total Energy		22,365,319

Financials - 6.1%
Commercial Banks - 3.6%
The Bancorp, Inc.*	73,840	1,363,086
Boston Private Financial Holdings, Inc.	92,830	2,584,387
Citizens & Northern Corp.	24,417	448,540
National Bankshares, Inc.	26,000	504,400
Potomac Bancshares, Inc.	28,592	441,746
Tower Bancorp, Inc.	8,825	374,621
Wilmington Trust Corp.	41,430	1,611,627

		7,328,407

Consumer Finance - 2.0%
Nelnet, Inc. - Class A	225,940	4,121,146

Real Estate Management & Development - 0.5%
Rodobens Negocios Imobiliarios S.A. (Brazil)	85,100	1,045,169

Total Financials		12,494,722

Health Care - 20.7%
Biotechnology - 2.0%
Senomyx, Inc.*	327,405	4,010,711

Health Care Equipment & Supplies - 11.8%
The Cooper Companies, Inc.	59,570	3,122,659
ev3, Inc.*	201,290	3,305,182
Foxhollow Technologies, Inc. (acquired by ev3, Inc.)*	156,110	4,121,304
Inverness Medical Innovations, Inc.*	42,960	2,376,547
Kyphon, Inc.*	41,720	2,920,400
OraSure Technologies, Inc.*	418,430	4,205,221
SonoSite, Inc.*	66,280	2,022,866

Investment Portfolio - September 30, 2007 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Wright Medical Group, Inc.*	72,650	1,948,473

		24,022,652

Health Care Providers & Services - 2.2%
AMN Healthcare Services, Inc.*	100,000	1,873,000
Cross Country Healthcare, Inc.*	152,000	2,655,440

		4,528,440

Health Care Technology - 2.1%
AMICAS, Inc.*	628,000	1,846,320
Eclipsys Corp.*	101,380	2,364,182

		4,210,502

Life Sciences Tools & Services - 2.6%
Affymetrix, Inc.*	78,490	1,991,291
Caliper Life Sciences, Inc.*	598,880	3,437,571

		5,428,862

Total Health Care		42,201,167

Industrials - 8.5%
Airlines - 4.6%
AirTran Holdings, Inc.*	359,890	3,541,318
AMR Corp.*	31,000	690,990
Continental Airlines, Inc. - Class B*	24,000	792,720
JetBlue Airways Corp.*	475,490	4,384,018

		9,409,046

Commercial Services & Supplies - 0.9%
Covanta Holding Corp.*	71,200	1,745,112

Electrical Equipment - 0.9%
Hubbell, Inc. - Class B	33,000	1,884,960

Machinery - 2.1%
FreightCar America, Inc.	63,900	2,440,980
Mueller Water Products, Inc. - Class B	176,070	1,936,770

		4,377,750

Total Industrials		17,416,868

Information Technology - 24.9%
Communications Equipment - 3.5%
Blue Coat Systems, Inc.*	35,910	2,828,272
ECI Telecom Ltd. (acquired by Swarth Group)* (Israel)	435,000	4,332,600

		7,160,872

Investment Portfolio - September 30, 2007 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Electronic Equipment & Instruments - 3.5%
LoJack Corp.*	165,810	3,143,758
Mechanical Technology, Inc.*	519,740	592,504
Planar Systems, Inc.*	500,020	3,355,134

		7,091,396

Internet Software & Services - 2.5%
iPass, Inc.*	365,950	1,536,990
Online Resources Corp.*	129,850	1,641,304
WebMD Health Corp. - Class A*	37,880	1,973,548

		5,151,842

IT Services - 4.7%
Gevity HR, Inc.	154,740	1,586,085
MoneyGram International, Inc.	276,510	6,246,361
RightNow Technologies, Inc.*	113,880	1,832,329

		9,664,775

Office Electronics - 0.7%
Boewe Systec AG (Germany)	31,570	1,529,526

Semiconductors & Semiconductor Equipment - 1.3%
Netlogic Microsystems, Inc.*	71,390	2,577,893

Software - 8.7%
Borland Software Corp.*	707,950	3,079,583
Sonic Solutions*	341,600	3,576,552
Take-Two Interactive Software, Inc.*	238,820	4,079,046
UbiSoft Entertainment S.A.* (France)	57,450	3,923,598
Utimaco Safeware AG (Germany)	261,920	3,028,646

		17,687,425

Total Information Technology		50,863,729

Materials - 6.0%
Chemicals - 3.4%
Calgon Carbon Corp.*	211,810	2,956,868
The Scotts Miracle-Gro Co. - Class A	35,300	1,509,075
Tronox, Inc. - Class A	261,620	2,433,066

		6,899,009

Paper & Forest Products - 2.6%
Louisiana-Pacific Corp.	187,840	3,187,645
Norbord, Inc. (Canada)	261,960	2,107,482

		5,295,127

Total Materials		12,194,136

Investment Portfolio - September 30, 2007 (unaudited)

Small Cap Series	Shares/ Principal Amount	Value
Utilities - 0.8%
Electric Utilities - 0.8%
Westar Energy, Inc.	67,400	1,655,344

TOTAL COMMON STOCKS (Identified Cost $184,210,918)		189,994,629

SHORT-TERM INVESTMENTS - 8.9%
Dreyfus Treasury Cash Management - Institutional Shares	6,238,228	6,238,228
Federal Home Loan Bank Discount Note, 11/7/2007	$7,000,000	6,966,958
U.S. Treasury Bill, 11/8/2007	5,000,000	4,982,847

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,187,611)		18,188,033

TOTAL INVESTMENTS - 101.9% (Identified Cost $202,398,529)		208,182,662
LIABILITIES, LESS OTHER ASSETS - (1.9%)		(3,887,268)

NET ASSETS - 100%		$204,295,394

*	Non-income producing security

Federal Tax Information:

On September 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$202,398,529

Unrealized appreciation	$27,444,098
Unrealized depreciation	(21,659,965)

Net unrealized appreciation	$5,784,133

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2007 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
COMMON STOCKS - 91.0%
Consumer Discretionary - 9.1%
Hotels, Restaurants & Leisure - 2.2%
Club Mediterranee S.A.* (France)	263,000	$17,061,851

Leisure Equipment & Products - 2.1%
Sankyo Co. Ltd. (Japan)	212,000	8,583,370
Sega Sammy Holdings, Inc. (Japan)	524,000	6,980,583

		15,563,953

Media - 2.0%
Grupo Televisa S.A. - ADR (Mexico)	618,560	14,950,595

Specialty Retail - 1.8%
Kingfisher plc (United Kingdom)	1,999,590	7,314,226
Valora Holding AG (Switzerland)	32,550	6,512,796

		13,827,022

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG (Germany)	115,360	7,566,100

Total Consumer Discretionary		68,969,521

Consumer Staples - 11.8%
Beverages - 0.9%
Scottish & Newcastle plc (United Kingdom)	573,550	7,175,095

Food & Staples Retailing - 1.4%
Carrefour S.A. (France)	149,590	10,478,722

Food Products - 6.1%
Cadbury Schweppes plc (United Kingdom)	780,000	9,047,687
Nestle S.A. (Switzerland)	32,800	14,737,457
Unilever plc - ADR (United Kingdom)	714,200	22,618,714

		46,403,858

Personal Products - 3.4%
Clarins S.A. (France)	186,433	14,319,530
L’Oreal S.A. (France)	51,490	6,754,135
Natura Cosmeticos S.A. (Brazil)	398,800	4,778,199

		25,851,864

Total Consumer Staples		89,909,539

Energy - 9.4%
Energy Equipment & Services - 8.5%
Abbot Group plc (United Kingdom)	5,659,230	34,298,539
Calfrac Well Services Ltd. (Canada)	1,078,150	24,048,036
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	20,720	6,769,688

		65,116,263

Investment Portfolio - September 30, 2007 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
Oil, Gas & Consumable Fuels - 0.9%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	100,600	6,508,820

Total Energy		71,625,083

Financials - 13.0%
Capital Markets - 1.6%
Macquarie Bank Ltd. (now known as Macquarie Group Ltd.) (Australia)	167,330	12,528,189

Commercial Banks - 6.5%
Aareal Bank AG (Germany)	164,880	8,157,488
HSBC Holdings plc (United Kingdom)	870,230	16,102,842
Royal Bank of Scotland Group plc (United Kingdom)	1,815,500	19,499,141
Societe Generale (France)	32,820	5,506,812

		49,266,283

Diversified Financial Services - 1.8%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	176,730	13,707,813

Insurance - 3.1%
Allianz SE (Germany)	68,730	16,056,534
Willis Group Holdings Ltd. (United Kingdom)	185,380	7,589,457

		23,645,991

Total Financials		99,148,276

Health Care - 12.4%
Health Care Equipment & Supplies - 4.1%
Covidien Ltd.* (Bermuda)	189,810	7,877,115
Nobel Biocare Holding AG (Switzerland)	29,040	7,865,000
Straumann Holding AG (Switzerland)	21,370	6,003,428
Synthes, Inc. (Switzerland)	84,260	9,432,198

		31,177,741

Health Care Providers & Services - 2.3%
BML, Inc. (Japan)	173,400	2,488,143
Sonic Healthcare Ltd. (Australia)	1,107,490	15,326,270

		17,814,413

Life Sciences Tools & Services - 1.1%
QIAGEN N.V.* (Netherlands)	425,000	8,249,250

Pharmaceuticals - 4.9%
Novartis AG - ADR (Switzerland)	460,670	25,318,423
Roche Holding AG (Switzerland)	66,560	12,071,148

		37,389,571

Total Health Care		94,630,975

Industrials - 11.0%
Aerospace & Defense - 3.6%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	616,370	27,070,971

Air Freight & Logistics - 3.9%
Deutsche Post AG (Germany)	513,020	14,892,619

Investment Portfolio - September 30, 2007 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value
TNT N.V. (Netherlands)	345,310	14,474,897

		29,367,516

Electrical Equipment - 0.8%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	244,925	6,424,383

Industrial Conglomerates - 0.9%
Tyco International Ltd. (Bermuda)	163,110	7,232,298

Machinery - 1.8%
Heidelberger Druckmaschinen AG (Germany)	152,410	6,682,171
Schindler Holding AG (Switzerland)	115,860	7,315,902

		13,998,073

Total Industrials		84,093,241

Information Technology - 13.8%
Communications Equipment - 2.9%
Alcatel-Lucent - ADR (France)	685,100	6,974,318
ECI Telecom Ltd. (acquired by Swarth Group)* (Israel)	1,485,000	14,790,600

		21,764,918

Electronic Equipment & Instruments - 3.4%
AU Optronics Corp. - ADR (Taiwan)	1,044,650	17,675,478
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	351,640	8,418,262

		26,093,740

Software - 7.5%
Aladdin Knowledge Systems Ltd.* (Israel)	172,210	3,850,616
Amdocs Ltd.* (Guernsey)	618,000	22,983,420
Misys plc (United Kingdom)	1,524,930	6,894,489
SAP AG - ADR (Germany)	144,430	8,473,708
Square Enix Co. Ltd. (Japan)	251,000	8,304,745
UbiSoft Entertainment S.A.* (France)	95,470	6,520,208

		57,027,186

Total Information Technology		104,885,844

Materials - 8.7%
Chemicals - 6.7%
Lonza Group AG (Switzerland)	338,000	36,878,007
NITTO DENKO Corp. (Japan)	309,900	14,408,933

		51,286,940

Paper & Forest Products - 2.0%
Norbord, Inc. (Canada)	1,892,710	15,226,951

Total Materials		66,513,891

Telecommunication Services - 1.8%
Wireless Telecommunication Services - 1.8%
Hutchison Telecommunications International Ltd. (Hong Kong)	5,653,000	7,854,318
SK Telecom Co. Ltd. - ADR (South Korea)	199,830	5,934,951

Total Telecommunication Services		13,789,269

Investment Portfolio - September 30, 2007 (unaudited)

World Opportunities Series	Shares/ Principal Amount	Value

TOTAL COMMON STOCKS (Identified Cost $625,050,869)		693,565,639

SHORT-TERM INVESTMENTS - 13.6%
Dreyfus Treasury Cash Management - Institutional Shares	63,442,440	63,442,440
Federal Home Loan Bank Discount Note, 11/7/2007	$40,000,000	39,809,976

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $103,251,479)		103,252,416

TOTAL INVESTMENTS - 104.6% (Identified Cost $728,302,348)		796,818,055
LIABILITIES, LESS OTHER ASSETS - (4.6%)		(35,094,100)

NET ASSETS - 100%		$761,723,955

*	Non-income producing security

ADR	- American Depository Receipt

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Switzerland - 17.4%; United Kingdom - 17.1%; France - 11.6%.

Federal Tax Information:

On September 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$728,329,078

Unrealized appreciation	$83,977,747
Unrealized depreciation	(15,488,770)

Net unrealized appreciation	$68,488,977

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2007 (unaudited)

International Series	Shares/ Principal Amount	Value

COMMON STOCKS - 94.4%
Consumer Discretionary - 11.0%
Auto Components - 1.1%
Hankook Tire Co. Ltd. (South Korea)	143,000	$2,930,648

Household Durables - 3.0%
LG Electronics, Inc. (South Korea)	35,000	3,270,849
Rossi Residencial S.A. (Brazil)	170,000	4,778,930

		8,049,779

Media - 4.2%
Impresa S.A. (SGPS)* (Portugal)	338,000	1,084,322
Mediaset S.p.A. (Italy)	175,000	1,806,490
Reed Elsevier plc - ADR (United Kingdom)	55,600	2,805,020
Societe Television Francaise 1 (France)	86,800	2,332,868
Wolters Kluwer N.V. (Netherlands)	105,037	3,118,043

		11,146,743

Specialty Retail - 0.7%
KOMERI Co. Ltd. (Japan)	67,000	1,802,612

Textiles, Apparel & Luxury Goods - 2.0%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	14,920	1,788,417
PPR (France)	18,300	3,442,600

		5,231,017

Total Consumer Discretionary		29,160,799

Consumer Staples - 16.7%
Beverages - 3.0%
Diageo plc (United Kingdom)	130,000	2,856,325
Kirin Holdings Co. Ltd. (Japan)	173,000	2,289,595
Scottish & Newcastle plc (United Kingdom)	229,000	2,864,784

		8,010,704

Food & Staples Retailing - 4.5%
Carrefour S.A. (France)	38,832	2,720,167
Casino Guichard-Perrachon S.A. (France)	27,300	2,862,499
President Chain Store Corp. (Taiwan)	495,000	1,391,097
Tesco plc (United Kingdom)	533,000	4,789,596

		11,763,359

Food Products - 6.3%
Cadbury Schweppes plc (United Kingdom)	358,000	4,152,656
Groupe Danone (France)	31,952	2,514,758
Nestle S.A. (Switzerland)	8,400	3,774,227
Suedzucker AG (Germany)	72,400	1,457,580
Unilever plc - ADR (United Kingdom)	148,000	4,687,160

		16,586,381

Household Products - 1.9%
Kao Corp. (Japan)	47,000	1,403,657
Reckitt Benckiser Group plc (United Kingdom)	62,500	3,672,183

		5,075,840

Personal Products - 1.0%
Clarins S.A. (France)	35,777	2,747,957

Total Consumer Staples		44,184,241

Investment Portfolio - September 30, 2007 (unaudited)

International Series	Shares/ Principal Amount	Value
Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
BP plc (United Kingdom)	205,000	2,380,015
Eni S.p.A. (Italy)	143,154	5,304,797
Royal Dutch Shell plc - Class B (Netherlands)	70,500	2,901,864
Total S.A. (France)	45,160	3,671,471

Total Energy		14,258,147

Financials - 26.4%
Capital Markets - 2.5%
Daiwa Securities Group, Inc. (Japan)	79,000	752,512
Deutsche Bank AG (Germany)	30,000	3,864,207
Nomura Holdings, Inc. (Japan)	63,000	1,056,491
OSK Holdings Berhad (Malaysia)	1,337,000	914,893

		6,588,103

Commercial Banks - 12.9%
Aareal Bank AG (Germany)	92,000	4,551,728
Banca Monte dei Paschi di Siena S.p.A. (Italy)	181,000	1,110,346
BNP Paribas (France)	26,000	2,844,816
The Chugoku Bank Ltd. (Japan)	137,000	1,862,055
Commerzbank AG (Germany)	62,500	2,537,035
Credit Agricole S.A. (France)	57,900	2,233,083
The Hachijuni Bank Ltd. (Japan)	244,000	1,756,970
Hong Leong Financial Group Berhad (Malaysia)	653,000	1,112,305
HSBC Holdings plc (United Kingdom)	153,000	2,831,131
Intesa Sanpaolo (Italy)	159,799	1,233,762
Mitsubishi UFJ Financial Group, Inc. (Japan)[1]	170	1,494,993
Royal Bank of Scotland Group plc (United Kingdom)	248,100	2,664,686
Societe Generale (France)	11,312	1,898,021
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	1,868,899
UniCredito Italiano S.p.A. (Italy)	489,000	4,183,301

		34,183,131

Diversified Financial Services - 1.1%
ING Groep N.V. (Netherlands)	65,395	2,902,570

Insurance - 5.9%
Allianz SE (Germany)	32,620	7,620,604
Axa (France)	44,892	2,008,542
Muenchener Rueckver AG (Germany)	32,400	6,208,737

		15,837,883

Real Estate Management & Development - 4.0%
Alstria Office REIT AG* (Germany)	250,000	4,640,983
IOI Properties Berhad (Malaysia)	372,000	1,387,489
Klabin Segall S.A. (Brazil)	140,000	1,348,799
Rodobens Negocios Imobiliarios S.A. (Brazil)	259,000	3,180,950

		10,558,221

Total Financials		70,069,908

Health Care - 7.0%
Health Care Equipment & Supplies - 0.5%
Straumann Holding AG (Switzerland)	4,580	1,286,649

Investment Portfolio - September 30, 2007 (unaudited)

International Series	Shares/ Principal Amount	Value
Pharmaceuticals - 6.5%
AstraZeneca plc (United Kingdom)	22,300	1,117,258
AstraZeneca plc - ADR (United Kingdom)	37,000	1,852,590
GlaxoSmithKline plc (United Kingdom)	138,000	3,661,668
Novartis AG - ADR (Switzerland)	49,000	2,693,040
Sanofi-Aventis (France)	21,083	1,784,973
Shire plc (United Kingdom)	170,000	4,176,878
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	1,969,874

		17,256,281

Total Health Care		18,542,930

Industrials - 4.7%
Airlines - 1.8%
Deutsche Lufthansa AG (Germany)	164,800	4,753,485

Commercial Services & Supplies - 0.4%
Taiwan Secom Co. Ltd. (Taiwan)	627,210	1,037,982

Electrical Equipment - 0.7%
Teco Electric & Machinery Co. Ltd. (Taiwan)	3,280,000	1,935,029

Industrial Conglomerates - 0.7%
Sonae S.A. (SGPS) (Portugal)	669,100	1,736,287

Machinery - 0.6%
FANUC Ltd. (Japan)	15,500	1,580,366

Transportation Infrastructure - 0.5%
Malaysia Airports Holdings Berhad (Malaysia)	1,716,000	1,441,339

Total Industrials		12,484,488

Information Technology - 5.6%
Communications Equipment - 0.9%
D-Link Corp. (Taiwan)	964,920	2,395,296

Electronic Equipment & Instruments - 1.7%
KEYENCE Corp. (Japan)	4,950	1,099,042
Samsung SDI Co. Ltd. (South Korea)	34,200	2,295,202
Yageo Corp. (Taiwan)	2,690,000	1,121,177

		4,515,421

Semiconductors & Semiconductor Equipment - 1.7%
Hynix Semiconductor, Inc.* (South Korea)	66,000	2,257,952
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	217,378	2,199,865

		4,457,817

Software - 1.3%
SAP AG (Germany)	61,400	3,591,938

Total Information Technology		14,960,472

Materials - 4.2%
Chemicals - 3.3%
Arkema* (France)	1,129	68,752
Bayer AG (Germany)	107,350	8,525,429

		8,594,181

Construction Materials - 0.9%
Taiwan Cement Corp. (Taiwan)	1,503,790	2,460,999

Total Materials		11,055,180

Investment Portfolio - September 30, 2007 (unaudited)

International Series	Shares/ Principal Amount	Value
Telecommunication Services - 5.6%
Diversified Telecommunication Services - 5.1%
France Telecom S.A. (France)	124,500	4,169,763
France Telecom S.A. - ADR (France)	31,000	1,036,640
Portugal Telecom S.A. (SGPS) - ADR (Portugal)	94,250	1,323,270
Swisscom AG - ADR (Switzerland)	85,000	3,208,750
Telefonica S.A. - ADR (Spain)	18,250	1,528,985
Telenor ASA - ADR (Norway)	36,250	2,171,375

		13,438,783

Wireless Telecommunication Services - 0.5%
Digi.com Berhad (Malaysia)	227,000	1,433,333

Total Telecommunication Services		14,872,116

Utilities - 7.8%
Electric Utilities - 3.0%
E.ON AG (Germany)	43,737	8,071,290

Multi-Utilities - 2.4%
National Grid plc (United Kingdom)	229,000	3,672,920
Suez S.A. (France)	43,340	2,552,102

		6,225,022

Water Utilities - 2.4%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	135,040	3,370,103
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	2,980,349

		6,350,452

Total Utilities		20,646,764

TOTAL COMMON STOCKS (Identified Cost $163,072,670)		250,235,045

SHORT-TERM INVESTMENTS - 5.2%
Dreyfus Treasury Cash Management - Institutional Shares	7,920,746	7,920,746
Federal Home Loan Bank Discount Note, 11/7/2007	$6,000,000	5,971,616

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $13,891,928)		13,892,362

TOTAL INVESTMENTS - 99.6% (Identified Cost $176,964,598)		264,127,407
OTHER ASSETS, LESS LIABILITIES - 0.4%		979,526

NET ASSETS - 100%		$265,106,933

*	Non-income producing security

ADR - American Depository Receipt

[1]	Security has been valued at fair value.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 21.1%; United Kingdom - 18.2%; France - 15.3%.

Investment Portfolio - September 30, 2007 (unaudited)

Federal Tax Information:

On September 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$176,964,598

Unrealized appreciation	$89,756,764
Unrealized depreciation	(2,593,955)

Net unrealized appreciation	$87,162,809

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2007 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
CORPORATE BONDS - 35.3%
Convertible Corporate Bonds - 3.6%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp., 2.00%, 4/15/2021	A3	$305,000	$383,156

Energy - 1.0%
Energy Equipment & Services - 1.0%
Schlumberger Ltd., 1.50%, 6/1/2023	A1	170,000	492,788

Information Technology - 1.1%
Computers & Peripherals - 1.1%
EMC Corp., 1.75%, 12/1/2013	BBB[2]	395,000	564,356

Utilities - 0.7%
Multi-Utilities - 0.7%
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	195,000	328,191

Total Convertible Corporate Bonds (Identified Cost $1,275,766)			1,768,491

Non-Convertible Corporate Bonds - 31.7%
Consumer Discretionary - 4.7%
Media - 3.0%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	510,000	554,719
Comcast Corp., 6.50%, 11/15/2035	Baa2	570,000	562,845
The Walt Disney Co., 7.00%, 3/1/2032	A2	280,000	314,070

			1,431,634

Multiline Retail - 1.0%
Target Corp., 5.875%, 3/1/2012	A1	485,000	496,597

Specialty Retail - 0.7%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	A1	300,000	324,109

Total Consumer Discretionary			2,252,340

Consumer Staples - 0.9%
Food & Staples Retailing - 0.9%
The Kroger Co., 7.25%, 6/1/2009	Baa2	215,000	222,403
The Kroger Co., 5.50%, 2/1/2013	Baa2	230,000	230,114

Total Consumer Staples			452,517

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	455,000	450,636

Financials - 11.5%
Capital Markets - 3.2%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	640,000	596,330
Lehman Brothers Holdings, Inc., 5.63%, 11/16/2009	A1	240,000	234,181
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	A2	235,000	238,158
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	A1	235,000	232,637
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A2	230,000	216,478

			1,517,784

Commercial Banks - 4.0%
Commonwealth Bank of Australia[3], 4/30/2010 (Australia)	Aa1	400,000	400,520
PNC Bank National Association, 5.25%, 1/15/2017	A1	340,000	323,341
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	625,000	650,936
Wachovia Corp., 5.25%, 8/1/2014	A1	590,000	578,230

			1,953,027

Consumer Finance - 0.8%
Toyota Motor Credit Corp., 10.00%, 5/4/2022	Aaa	400,000	384,000

Diversified Financial Services - 1.3%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	Aa2	455,000	406,445
Citigroup, Inc., 6.625%, 6/15/2032	Aa3	210,000	219,276

			625,721

Investment Portfolio - September 30, 2007 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Insurance - 2.2%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa2	525,000	461,006
American International Group, Inc., 4.25%, 5/15/2013	Aa2	660,000	620,744

			1,081,750

Total Financials			5,562,282

Health Care - 1.4%
Pharmaceuticals - 1.4%
Abbott Laboratories, 3.50%, 2/17/2009	A1	265,000	260,078
Wyeth, 6.50%, 2/1/2034	A3	420,000	431,229

Total Health Care			691,307

Industrials - 5.9%
Aerospace & Defense - 0.7%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	310,000	326,813

Air Freight & Logistics - 0.4%
FedEx Corp., 3.50%, 4/1/2009	Baa2	210,000	204,783

Airlines - 0.9%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	475,000	457,174

Industrial Conglomerates - 1.3%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	570,000	627,555

Machinery - 0.5%
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	222,896

Road & Rail - 2.1%
CSX Corp., 6.00%, 10/1/2036	Baa3	705,000	660,122
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	340,000	330,681

			990,803

Total Industrials			2,830,024

Information Technology - 1.9%
Communications Equipment - 1.9%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	205,000	206,907
Cisco Systems, Inc., 5.50%, 2/22/2016	A1	250,000	248,328
Corning, Inc., 6.20%, 3/15/2016	Baa1	475,000	484,990

Total Information Technology			940,225

Materials - 0.5%
Metals & Mining - 0.5%
Alcoa, Inc., 5.87%, 2/23/2022	A2	250,000	238,091

Utilities - 4.0%
Electric Utilities - 2.1%
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	465,000	466,962
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	580,000	563,723

			1,030,685

Multi-Utilities - 1.9%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	335,000	366,010
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	280,000	298,642
Sempra Energy, 7.95%, 3/1/2010	Baa1	210,000	222,241

			886,893

Total Utilities			1,917,578

Total Non-Convertible Corporate Bonds (Identified Cost $15,629,611)			15,335,000

TOTAL CORPORATE BONDS (Identified Cost $16,905,377)			17,103,491

MUNICIPAL BONDS - 1.0%
Canyon Independent School District, G.O. Bond, 4.50%, 2/15/2030	AAA[2]	100,000	97,285
Chapel Hill Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2032	Aaa	100,000	96,794
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa	100,000	95,872
Harlandale Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2036	Aaa	100,000	99,373
Keller Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2032	Aaa	100,000	99,995

Investment Portfolio - September 30, 2007 (unaudited)

Core Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
TOTAL MUNICIPAL BONDS (Identified Cost $479,912)			489,319

U.S. GOVERNMENT AGENCIES - 54.7%
Mortgage-Backed Securities - 51.7%
Fannie Mae, Pool #762352, 5.00%, 4/1/2019		17,845	17,524
Fannie Mae, Pool #255274, 5.00%, 6/1/2019		17,349	17,036
Fannie Mae, Pool #795855, 5.50%, 9/1/2019		287,750	287,422
Fannie Mae, Pool #840165, 4.50%, 11/1/2020		156,099	150,338
Fannie Mae, Pool #813938, 4.50%, 12/1/2020		196,683	189,424
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		407,247	392,217
Fannie Mae, Pool #881624, 4.50%, 1/1/2021		395,827	381,218
Fannie Mae, Pool #902047, 5.00%, 11/1/2021		934,279	915,999
Fannie Mae, Pool #912409, 5.00%, 2/1/2022		181,363	177,815
Fannie Mae, Pool #254375, 6.50%, 7/1/2022		4,221	4,334
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		288,191	294,348
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		229,007	212,571
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		3,538,419	3,284,463
Fannie Mae, Pool #872535, 6.50%, 6/1/2036		751,101	764,883
Fannie Mae, Pool #898299, 6.50%, 10/1/2036		874,958	891,013
Fannie Mae, TBA[4], 4.50%, 10/15/2037		1,676,000	1,554,490
Fannie Mae, TBA[4], 6.00%, 10/15/2037		2,136,000	2,138,670
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		72,561	71,575
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		293,903	293,356
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		1,124,891	1,082,944
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021		200,824	196,901
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		920,992	902,737
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		770,541	768,271
Federal Home Loan Mortgage Corp., Pool #A27705, 6.50%, 10/1/2034		97,307	99,359
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		71,966	73,619
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		1,686,010	1,716,570
Federal Home Loan Mortgage Corp., TBA[4], 4.50%, 10/15/2022		1,487,000	1,431,237
Federal Home Loan Mortgage Corp., TBA[4], 5.00%, 10/15/2022		1,727,000	1,692,460
Federal Home Loan Mortgage Corp., TBA[4], 5.50%, 10/15/2022		968,000	964,975
Federal Home Loan Mortgage Corp., TBA[4], 5.00%, 10/15/2037		1,001,000	954,704
Federal Home Loan Mortgage Corp., TBA[4], 5.50%, 10/15/2037		2,902,000	2,841,238
GNMA, Pool #487193, 5.00%, 4/15/2020		90,391	88,929
GNMA, Pool #563559, 6.50%, 4/15/2032		54,285	55,611
GNMA, Pool #631703, 6.50%, 9/15/2034		94,003	96,163

Total Mortgage-Backed Securities (Identified Cost $25,220,302)			25,004,414

Other Agencies - 3.0%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032 (Identified Cost $1,406,555)		1,275,000	1,448,593

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $26,626,857)			26,453,007

SHORT-TERM INVESTMENTS - 32.6%
Dreyfus Treasury Cash Management - Institutional Shares		1,039,153	1,039,153
Federal Home Loan Bank Discount Note, 10/10/2007		$4,250,000	4,245,006
Federal Home Loan Bank Discount Note,10/16/2007		4,500,000	4,491,469
Federal Home Loan Bank Discount Note, 10/18/2007		2,000,000	1,995,608
Freddie Mac Discount Note, 10/3/2007		4,000,000	3,998,948

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $15,770,184)			15,770,184

TOTAL INVESTMENTS - 123.6% (Identified Cost $59,782,330)			59,816,001
LIABILITIES, LESS OTHER ASSETS - (23.6%)			(11,433,154)

NET ASSETS - 100%			$48,382,847

Key:

G.O. Bond - General Obligation Bond

TBA - to be announced

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on April 13, 2007 at a cost of $400,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $400,520, or 0.8%, of the Series’ net assets as of September 30, 2007.

[4]	Securities purchased on a forward commitment or when-issued basis.

Federal Tax Information:

On September 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$59,782,330

Unrealized appreciation	$590,874
Unrealized depreciation	(557,203)

Net unrealized appreciation	$33,671

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2007 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
CORPORATE BONDS - 36.22%
Convertible Corporate Bonds - 5.09%
Consumer Discretionary - 1.51%
Hotels, Restaurants & Leisure - 0.59%
Carnival Corp., 2.00%, 4/15/2021	A3	$1,250,000	$1,570,312

Media - 0.92%
Charter Communications, Inc., 5.875%, 11/16/2009	Ca	1,885,000	2,436,362

Total Consumer Discretionary			4,006,674

Energy - 1.20%
Energy Equipment & Services - 1.20%
Pride International, Inc., 3.25%, 5/1/2033	BB2	675,000	982,969
Schlumberger Ltd., 1.50%, 6/1/2023	A1	760,000	2,203,050

Total Energy			3,186,019

Health Care - 0.18%
Pharmaceuticals - 0.18%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	B2	540,000	488,025

Industrials - 0.66%
Airlines - 0.66%
JetBlue Airways Corp., 3.75%, 3/15/2035	Caa2	1,900,000	1,736,125

Information Technology - 1.16%
Computers & Peripherals - 1.16%
EMC Corp., 1.75%, 12/1/2013	BBB[2]	2,150,000	3,071,813

Utilities - 0.38%
Multi-Utilities - 0.38%
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	595,000	1,001,405

Total Convertible Corporate Bonds (Identified Cost $11,683,220)			13,490,061

Non-Convertible Corporate Bonds - 31.13%
Consumer Discretionary - 8.06%
Automobiles - 3.68%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	B1	2,590,000	2,530,591
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	Ba2	7,240,000	7,225,173

			9,755,764

Media - 3.00%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	Baa2	2,725,000	2,963,942
Comcast Corp., 6.50%, 11/15/2035	Baa2	3,105,000	3,066,023
The Walt Disney Co., 7.00%, 3/1/2032	A2	1,720,000	1,929,288

			7,959,253

Multiline Retail - 0.78%
Target Corp., 5.875%, 3/1/2012	A1	2,020,000	2,068,302

Specialty Retail - 0.60%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	A1	1,470,000	1,588,134

Total Consumer Discretionary			21,371,453

Consumer Staples - 0.62%
Food & Staples Retailing - 0.61%
The Kroger Co., 7.25%, 6/1/2009	Baa2	775,000	801,686
The Kroger Co., 6.80%, 4/1/2011	Baa2	775,000	811,079

			1,612,765

Household Products - 0.01%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	24,125

Total Consumer Staples			1,636,890

Energy - 1.40%
Oil, Gas & Consumable Fuels - 1.40%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	1,015,000	1,005,265
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	2,745,000	2,690,100

Total Energy			3,695,365

Investment Portfolio - September 30, 2007 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Financials - 8.93%
Capital Markets - 2.96%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	A1	3,450,000	3,214,589
Lehman Brothers Holdings, Inc., 5.63%, 11/16/2009	A1	1,155,000	1,126,998
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	A2	1,260,000	1,276,931
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	A1	1,165,000	1,153,288
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A2	1,145,000	1,077,682

			7,849,488

Commercial Banks - 2.33%
Commonwealth Bank of Australia[3,4],4/30/2010 (Australia)	Aa1	1,000,000	1,001,300
PNC Bank National Association, 5.25%, 1/15/2017	A1	1,895,000	1,802,149
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	88,527
Wachovia Corp., 5.25%, 8/1/2014	A1	3,340,000	3,273,370

			6,165,346

Consumer Finance - 1.64%
Toyota Motor Credit Corp., 0.75%, 6/9/2008 (JPY)	Aaa	235,000,000	2,041,985
Toyota Motor Credit Corp., 10.00%, 5/4/2022	Aaa	2,400,000	2,304,000

			4,345,985

Diversified Financial Services - 0.41%
Citigroup, Inc., 6.625%, 6/15/2032	Aa3	1,040,000	1,085,940

Insurance - 1.59%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa2	2,835,000	2,489,431
American International Group, Inc., 4.25%, 5/15/2013	Aa2	1,840,000	1,730,559

			4,219,990

Total Financials			23,666,749

Health Care - 1.49%
Pharmaceuticals - 1.49%
Abbott Laboratories, 3.50%, 2/17/2009	A1	1,305,000	1,280,764
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	504,501
Wyeth, 6.50%, 2/1/2034	A3	2,100,000	2,156,144

Total Health Care			3,941,409

Industrials - 5.63%
Aerospace & Defense - 0.47%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	1,175,000	1,238,728

Air Freight & Logistics - 0.48%
FedEx Corp., 3.50%, 4/1/2009	Baa2	1,310,000	1,277,458

Airlines - 0.96%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	2,630,000	2,531,299

Industrial Conglomerates - 1.26%
General Electric Capital Corp., 3.75%, 4/9/2008 (EUR)	Aaa	1,215,000	1,718,933
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	1,460,000	1,607,421

			3,326,354

Machinery - 0.46%
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,228,402

Road & Rail - 2.00%
CSX Corp., 6.00%, 10/1/2036	Baa3	3,725,000	3,487,881
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	1,870,000	1,818,745

			5,306,626

Total Industrials			14,908,867

Information Technology - 1.46%
Communications Equipment - 1.46%
Cisco Systems, Inc., 5.50%, 2/22/2016	A1	1,240,000	1,231,709
Corning, Inc., 6.20%, 3/15/2016	Baa1	2,590,000	2,644,470

Total Information Technology			3,876,179

Materials - 0.54%
Metals & Mining - 0.54%
Alcoa, Inc., 5.87%, 2/23/2022	A2	1,505,000	1,433,308

Utilities - 3.00%
Electric Utilities - 2.66%
Allegheny Energy Supply Co. LLC[3,5], 8.25%, 4/15/2012	Ba1	1,180,000	1,265,550
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	2,510,000	2,520,592
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	3,355,000	3,260,845

			7,046,987

Investment Portfolio - September 30, 2007 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Multi-Utilities - 0.34%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	770,000	841,276
Duke Energy Field Services LLC (now known as DCP Midstream LLC), 7.875%, 8/16/2010	Baa2	30,000	31,997
Sempra Energy, 7.95%, 3/1/2010	Baa1	30,000	31,749

			905,022

Total Utilities			7,952,009

Total Non-Convertible Corporate Bonds (Identified Cost $83,465,800)			82,482,229

TOTAL CORPORATE BONDS (Identified Cost $95,149,020)			95,972,290

COMMERCIAL PAPER - 3.94%
Consumer Discretionary - 1.87%
Automobiles - 0.56%
FCAR Owner Trust I, 12/17/2007		1,000,000	988,270
Nissan Motor Acceptance Corp.[3,5], 11/5/2007		500,000	497,134

			1,485,404

Household Durables - 0.38%
Fortune Brands, Inc.[3,5], 10/12/2007		1,000,000	997,892

Media - 0.37%
Time Warner, Inc.[3,5], 12/27/2007		1,000,000	986,730

Specialty Retail - 0.19%
Home Depot, Inc.[3,5], 11/9/2007		500,000	496,804

Textiles, Apparel & Luxury Goods - 0.37%
VF Corp., 10/12/2007		1,000,000	997,874

Total Consumer Discretionary			4,964,704

Consumer Staples - 1.13%
Food Products - 1.13%
Cadbury Schweppes Finance plc[3,5], 11/21/2007		1,000,000	992,481
General Mills, Inc.[3,5], 10/19/2007		1,000,000	996,867
Kellogg Co.[3,5], 10/4/2007		1,000,000	999,333

Total Consumer Staples			2,988,681

Information Technology - 0.19%
IT Services - 0.19%
Computer Sciences Corp.[3,5], 11/23/2007		500,000	495,941

Materials - 0.37%
Metals & Mining - 0.37%
Alcoa, Inc., 11/20/2007		1,000,000	992,476

Utilities - 0.38%
Electric Utilities - 0.38%
American Electric Power Co., Inc.[3,5], 10/24/2007		1,000,000	996,077

TOTAL COMMERCIAL PAPER (Identified Cost $10,438,738)			10,437,879

FOREIGN BONDS - 1.31%
Financials - 1.31%
Commercial Banks - 1.31%
Depfa ACS Bank, 0.75%, 9/22/2008 (Ireland) (JPY)	Aaa	180,000,000	1,564,155
MBNA Europe Funding plc, 3.00%, 2/7/2008 (United Kingdom) (EUR)	Aaa	1,350,000	1,912,501

TOTAL FOREIGN BONDS (Identified Cost $3,265,077)			3,476,656

ASSET BACKED SECURITIES - 0.34%
Terra 2007-1A B1 Static Synthetic CDO[3,6], 6.5875%, 3/20/2015 (Identified Cost $1,000,000)	AA2	1,000,000	910,400

MUNICIPAL SECURITIES - 0.92%
Canyon Independent School District, G.O. Bond, 4.50%, 2/15/2030	AAA[2]	500,000	486,425
Chapel Hill Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2032	Aaa	500,000	483,970
Commerce Independent School District, School Building, G.O. Bond, 4.50%, 8/15/2037	Aaa	500,000	479,360
Harlandale Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2036	Aaa	500,000	496,865
Keller Independent School District, School Building, G.O. Bond, 4.75%, 8/15/2032	Aaa	500,000	499,975

Investment Portfolio - September 30, 2007 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
TOTAL MUNICIPAL SECURITIES (Identified Cost $2,399,559)			2,446,595

SUPRANATIONAL OBLIGATIONS - 0.63%
International Bank for Reconstruction and Development, 2.00%, 2/18/2008 (JPY) (Identified Cost $1,706,841)	Aaa	190,000,000	1,659,778

U.S. GOVERNMENT AGENCIES - 52.99%
Mortgage-Backed Securities - 49.76%
Fannie Mae, Pool #244510, 5.50%, 12/1/2008		3,492	3,489
Fannie Mae, Pool #050972, 5.50%, 1/1/2009		4,594	4,589
Fannie Mae, Pool #190549, 5.50%, 1/1/2009		4,435	4,435
Fannie Mae, Pool #663794, 5.50%, 9/1/2017		109,478	109,567
Fannie Mae, Pool #555389, 5.50%, 4/1/2018		480,273	480,665
Fannie Mae, Pool #697020, 5.50%, 5/1/2018		38,617	38,612
Fannie Mae, Pool #741610, 5.50%, 9/1/2018		340,499	340,456
Fannie Mae, Pool #761280, 5.50%, 2/1/2019		111,484	111,357
Fannie Mae, Pool #725793, 5.50%, 9/1/2019		546,848	546,779
Fannie Mae, Pool #815122, 5.50%, 4/1/2020		113,382	113,162
Fannie Mae, Pool #829068, 4.50%, 8/1/2020		90,421	87,083
Fannie Mae, Pool #825922, 4.50%, 9/1/2020		736,993	709,793
Fannie Mae, Pool #829070, 4.50%, 9/1/2020		84,603	81,480
Fannie Mae, Pool #829702, 4.50%, 10/1/2020		96,988	93,408
Fannie Mae, Pool #844909, 4.50%, 10/1/2020		94,278	90,798
Fannie Mae, Pool #813954, 4.50%, 12/1/2020		831,948	801,243
Fannie Mae, Pool #837186, 4.50%, 12/1/2020		296,479	285,537
Fannie Mae, Pool #256114, 4.50%, 1/1/2021		204,332	196,791
Fannie Mae, Pool #852931, 4.50%, 4/1/2021		428,451	412,558
Fannie Mae, Pool #869204, 4.50%, 5/1/2021		413,989	398,632
Fannie Mae, Pool #256543, 5.00%, 11/1/2021		728,340	714,090
Fannie Mae, Pool #900880, 5.00%, 12/1/2021		770,063	754,996
Fannie Mae, Pool #904409, 5.00%, 12/1/2021		674,527	661,330
Fannie Mae, Pool #905666, 5.00%, 12/1/2021		305,092	299,123
Fannie Mae, Pool #906708, 5.00%, 12/1/2021		759,964	745,095
Fannie Mae, Pool #907113, 5.00%, 12/1/2021		765,929	750,943
Fannie Mae, Pool #899017, 5.00%, 1/1/2022		688,657	675,183
Fannie Mae, Pool #818020, 4.50%, 2/1/2022		1,120,673	1,079,198
Fannie Mae, Pool #912557, 4.50%, 2/1/2022		1,173,834	1,130,391
Fannie Mae, Pool #909352, 5.00%, 2/1/2022		25,769	25,258
Fannie Mae, Pool #912415, 5.00%, 2/1/2022		756,966	742,156
Fannie Mae, Pool #741552, 6.50%, 9/1/2033		472,694	483,706
Fannie Mae, Pool #747607, 6.50%, 11/1/2033		81,559	83,459
Fannie Mae, Pool #776452, 6.50%, 1/1/2034		43,371	44,382
Fannie Mae, Pool #765848, 6.50%, 2/1/2034		52,951	54,082
Fannie Mae, Pool #766304, 6.50%, 3/1/2034		69,136	70,612
Fannie Mae, Pool #725686, 6.50%, 7/1/2034		135,515	138,790
Fannie Mae, Pool #782769, 6.50%, 7/1/2034		578,012	590,359
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		48,844	49,888
Fannie Mae, Pool #786692, 6.50%, 8/1/2034		52,973	54,105
Fannie Mae, Pool #799657, 6.50%, 11/1/2034		338,319	345,547
Fannie Mae, Pool #812185, 4.50%, 2/1/2035		400,309	371,578
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		210,437	195,334
Fannie Mae, Pool #815926, 4.50%, 4/1/2035		960,624	891,679
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		17,284,004	16,043,512
Fannie Mae, Pool #745876, 6.50%, 9/1/2036		171,175	174,316
Fannie Mae, Pool #900357, 6.50%, 9/1/2036		866,333	882,230
Fannie Mae, Pool #902295, 6.50%, 11/1/2036		1,780,872	1,813,552
Fannie Mae, Pool #905210, 6.50%, 11/1/2036		1,683,281	1,714,170
Fannie Mae, Pool #920084, 6.50%, 11/1/2036		895,050	911,474
Fannie Mae, Pool #894774, 6.50%, 12/1/2036		903,780	920,365
Fannie Mae, Pool #902858, 6.50%, 12/1/2036		1,877,763	1,912,220
Fannie Mae, TBA[7], 4.50%, 10/15/2037		9,065,000	8,407,787
Fannie Mae, TBA[7], 6.00%, 10/15/2037		11,554,000	11,568,443
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010		481,539	474,997
Federal Home Loan Mortgage Corp., Pool #E00593, 5.50%, 11/1/2013		14,352	14,365
Federal Home Loan Mortgage Corp., Pool #E91213, 5.50%, 9/1/2017		75,881	75,895
Federal Home Loan Mortgage Corp., Pool #E01488, 5.00%, 10/1/2018		13,819	13,587
Federal Home Loan Mortgage Corp., Pool #B11112, 5.50%, 11/1/2018		418,304	417,972
Federal Home Loan Mortgage Corp., Pool #B11862, 5.50%, 1/1/2019		210,696	210,529
Federal Home Loan Mortgage Corp., Pool #B16144, 5.50%, 8/1/2019		152,413	152,129
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019		1,030,627	1,028,710
Federal Home Loan Mortgage Corp., Pool #J02511, 5.00%, 9/1/2020		188,368	184,693
Federal Home Loan Mortgage Corp., Pool #J00774, 5.00%, 12/1/2020		70,675	69,296
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021		5,520,677	5,314,813
Federal Home Loan Mortgage Corp., Pool #G11981, 5.00%, 4/1/2021		72,857	71,434
Federal Home Loan Mortgage Corp., Pool #G18160, 5.00%, 11/1/2021		87,237	85,533
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021		3,452,845	3,385,401

Investment Portfolio - September 30, 2007 (unaudited)

Core Plus Bond Series	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Federal Home Loan Mortgage Corp., Pool #G12491, 5.00%, 1/1/2022		75,309	73,838
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022		897,324	879,538
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022		659,056	645,992
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022		4,068,845	4,056,857
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034		862,628	880,815
Federal Home Loan Mortgage Corp., Pool #A25775, 6.50%, 8/1/2034		612,245	625,152
Federal Home Loan Mortgage Corp., Pool #G01741, 6.50%, 10/1/2034		498,434	510,302
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035		407,806	417,174
Federal Home Loan Mortgage Corp., Pool #G08141, 6.50%, 7/1/2036		27,518	28,017
Federal Home Loan Mortgage Corp., Pool #G02327, 6.50%, 8/1/2036		35,925	36,577
Federal Home Loan Mortgage Corp., Pool #A52364, 6.50%, 9/1/2036		13,819	14,070
Federal Home Loan Mortgage Corp., Pool #A52428, 6.50%, 9/1/2036		830,537	845,591
Federal Home Loan Mortgage Corp., Pool #A54391, 6.50%, 9/1/2036		18,218	18,549
Federal Home Loan Mortgage Corp., Pool #A61160, 6.50%, 9/1/2036		27,812	28,316
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036		5,393,378	5,491,137
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036		217,517	221,459
Federal Home Loan Mortgage Corp., Pool #G02433, 6.50%, 11/1/2036		849,071	864,461
Federal Home Loan Mortgage Corp., Pool #A55847, 6.50%, 12/1/2036		23,361	23,785
Federal Home Loan Mortgage Corp., TBA[7], 4.50%, 10/15/2022		8,045,000	7,743,313
Federal Home Loan Mortgage Corp., TBA[7], 5.00%, 10/15/2022		9,343,000	9,156,140
Federal Home Loan Mortgage Corp., TBA[7], 5.50%, 10/15/2022		5,237,000	5,220,634
Federal Home Loan Mortgage Corp., TBA[7], 5.00%, 10/15/2037		5,416,000	5,165,510
Federal Home Loan Mortgage Corp., TBA[7], 5.50%, 10/15/2037		15,700,000	15,371,273
GNMA, Pool #487193, 5.00%, 4/15/2020		589,235	579,705
GNMA, Pool #563559, 6.50%, 4/15/2032		562,739	576,488
GNMA, Pool #552765, 6.50%, 9/15/2032		675,820	692,331

Total Mortgage-Backed Securities (Identified Cost $133,052,451)			131,876,165

Other Agencies - 3.23%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032 (Identified Cost $8,285,702)		7,525,000	8,549,536

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $141,338,153)			140,425,701

SHORT-TERM INVESTMENTS - 26.75%
Dreyfus Treasury Cash Management - Institutional Shares		3,517,669	3,517,669
Federal Home Loan Bank Discount Note, 10/10/2007		$16,000,000	15,981,200
Federal Home Loan Bank Discount Note, 10/16/2007		21,000,000	20,960,187
Federal Home Loan Bank Discount Note, 10/30/2007		16,000,000	15,941,200
Freddie Mac Discount Note, 10/3/2007		14,500,000	14,496,186

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $70,898,402)			70,896,442

TOTAL INVESTMENTS - 123.10% (Identified Cost $326,195,790)			326,225,741
LIABILITIES, LESS OTHER ASSETS - (23.10%)			(61,208,948)

NET ASSETS - 100%			$265,016,793

Key:

G.O. Bond - General Obligation Bond

TBA - to be announced

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $10,636,509, or 4.0%, of the Series’ net assets as of September 30, 2007.

[4]	This security was acquired on April 13, 2007 at a cost of $1,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

[5]	These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors.

[6]	This security was acquired on February 28, 2007 at a cost of $1,000,000 ($100.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

[7]	Securities purchased on a forward commitment or when-issued basis.

Federal Tax Information:

On September 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$326,195,790

Unrealized appreciation	$3,409,019
Unrealized depreciation	(3,379,068)

Net unrealized appreciation	$29,951

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2007 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value

OHIO MUNICIPAL SECURITIES - 95.8%
Amherst Exempt Village School District, G.O. Bond, FGIC	4.750%	12/1/2010	Aaa	$200,000	$207,278
Avon Lake City School District, Prerefunded Balance, G.O. Bond, FGIC	5.750%	12/1/2014	Aaa	500,000	532,825
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aaa	40,000	42,036
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2029	Aaa	200,000	197,774
Canal Winchester Local School District, Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2025	Aaa	355,000	384,880
Canal Winchester Local School District, G.O. Bond, FSA	4.250%	12/1/2027	Aaa	500,000	471,975
Chagrin Falls Exempt Village School District, Prerefunded Balance, G.O. Bond	5.550%	12/1/2022	Aa3	100,000	101,315
Chillicothe Water System, Revenue Bond, MBIA	4.000%	12/1/2009	Aaa	125,000	126,398
Cincinnati, Prerefunded Balance, G.O. Bond	5.000%	12/1/2015	Aa1	300,000	316,608
Cincinnati, Various Purposes, Series A, G.O. Bond	5.000%	12/1/2011	Aa1	200,000	211,230
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond	5.125%	12/1/2026	Aa3	200,000	208,986
Cleveland Waterworks, Prerefunded Balance, Series I, Revenue Bond, FSA	5.000%	1/1/2028	Aaa	110,000	111,506
Cleveland Waterworks, Unrefunded Balance, Series I, Revenue Bond, FSA	5.000%	1/1/2028	Aaa	155,000	156,936
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	269,340
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.250%	12/1/2032	Aaa	500,000	467,665
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2025	Aaa	200,000	205,404
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2025	Aaa	100,000	102,702
Dublin City School District, School Facilities Construction & Impt., Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aa1	350,000	379,421
Eaton City School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aaa	200,000	214,962
Eaton Community City Schools, School Impt., G.O. Bond, FGIC	4.125%	12/1/2026	Aaa	500,000	467,565
Erie County, G.O. Bond, FGIC	4.750%	10/1/2019	Aaa	175,000	176,512
Euclid, G.O. Bond, MBIA	4.250%	12/1/2023	Aaa	465,000	456,435
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.500%	12/1/2028	Aaa	400,000	396,364
Fairfield County, Building Impt., G.O. Bond	5.000%	12/1/2018	Aa3	250,000	260,783
Fairview Park City School District, School Impt., G.O. Bond, MBIA	5.000%	12/1/2029	Aaa	315,000	326,762
Field Local School District, School Facilities Construction & Impt., G.O. Bond, AMBAC	5.000%	12/1/2026	Aaa	200,000	208,394
Garfield Heights City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/15/2026	Aaa	250,000	263,958
Genoa Area Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.400%	12/1/2027	Aaa	150,000	159,876
Granville Exempt Village School District, G.O. Bond, FSA	4.375%	12/1/2031	Aaa	500,000	478,035
Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGIC	4.125%	12/1/2023	Aaa	450,000	428,742
Greene County Sewer System, Governmental Enterprise, Prerefunded Balance, Revenue Bond, AMBAC	5.625%	12/1/2025	Aaa	235,000	251,683

Investment Portfolio - September 30, 2007 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value

Hamilton City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2030	Aaa		500,000	468,280
Hancock County, Various Purposes, G.O. Bond, MBIA	4.000%	12/1/2016	Aaa		200,000	201,686
Highland Local School District, School Impt., G.O. Bond, FSA	5.000%	12/1/2009	Aaa		190,000	196,031
Ironton City School District, G.O. Bond, MBIA	4.250%	12/1/2028	Aaa		500,000	476,450
Jackson Local School District, Stark & Summit Counties, Construction & Impt., Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2030	Aaa		200,000	215,734
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC	3.500%	12/1/2011	Aaa		210,000	209,670
Kettering City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2025	Aaa		750,000	718,755
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	Aaa		500,000	495,705
Licking County Joint Vocational School District, School Facilities Construction & Impt., G.O. Bond, MBIA	5.000%	12/1/2007	Aaa		300,000	300,780
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, MBIA	5.000%	12/1/2022	Aaa		250,000	262,497
Lorain City School District, Classroom Facilities Impt., Prerefunded Balance, G.O. Bond, MBIA	4.750%	12/1/2025	Aaa		65,000	69,102
Lorain City School District, Classroom Facilities Impt., Unrefunded Balance, G.O. Bond, MBIA	4.750%	12/1/2025	Aaa		335,000	341,713
Loveland City School District, Prerefunded Balance, Series A, G.O. Bond, MBIA	5.000%	12/1/2024	Aaa		200,000	208,160
Mansfield City School District, Various Purposes, Prerefunded Balance, G.O. Bond, MBIA	5.750%	12/1/2022	Aaa		250,000	263,970
Marysville Exempt Village School District, G.O. Bond, FSA	5.000%	12/1/2023	Aaa		500,000	525,290
Maumee, G.O. Bond, MBIA	4.125%	12/1/2018	Aaa		375,000	377,756
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA	4.600%	12/1/2031	Aaa		260,000	259,607
Medina City School District, G.O. Bond, FGIC	5.000%	12/1/2018	Aaa		150,000	151,974
Minster Local School District, G.O. Bond, FSA	4.250%	12/1/2018	AAA	[2]	250,000	253,440
Mississinawa Valley Local School District, Classroom Facilities, Prerefunded Balance, G.O. Bond, FSA	5.750%	12/1/2022	Aaa		205,000	221,054
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aaa		45,000	47,726
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aaa		95,000	100,755
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aaa		130,000	133,516
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aaa		85,000	90,149
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aaa		185,000	191,721
North Olmsted, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aaa		125,000	126,526
Ohio State, Common Schools Capital Facilities, Prerefunded Balance, Series A, G.O. Bond	4.750%	6/15/2020	Aa1		250,000	257,750
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa1		250,000	269,710
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		40,000	44,244
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond, FSA	5.125%	12/1/2023	Aaa		300,000	306,201
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	221,568
Ohio State Water Development Authority, Water Quality, Revenue Bond	5.000%	12/1/2012	Aaa		350,000	373,782
Olentangy Local School District, Series A, G.O. Bond, FSA	4.500%	12/1/2032	Aaa		800,000	782,608
Ontario Local School District, Prerefunded Balance, G.O. Bond, FSA	5.000%	12/1/2023	Aaa		350,000	359,457

Investment Portfolio - September 30, 2007 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value

Orange City School District, Prerefunded Balance, G.O. Bond	5.000%	12/1/2023	Aaa		305,000	315,358
Painesville City School District, School Impt., G.O. Bond, FGIC	4.500%	12/1/2025	Aaa		170,000	170,342
Pickerington Local School District, G.O. Bond, MBIA	4.300%	12/1/2024	Aaa		300,000	292,929
Plain Local School District, G.O. Bond, FGIC	5.000%	12/1/2030	Aaa		140,000	143,485
Sidney City School District, School Impt., Prerefunded Balance, Series B, G.O. Bond, FGIC	5.100%	12/1/2019	Aaa		150,000	158,415
South-Western City School District, Franklin & Pickway County, Prerefunded Balance, G.O. Bond, AMBAC	4.750%	12/1/2026	Aaa		175,000	179,609
South-Western City School District, Franklin & Pickway County, G.O. Bond, FSA	4.250%	12/1/2026	Aaa		600,000	568,998
Springboro Community City School District, School Impt., Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2025	Aaa		280,000	302,028
Tallmadge City School District, School Facilities, G.O. Bond, FSA	5.000%	12/1/2031	AAA	[2]	200,000	206,810
Tecumseh Local School District, School Impt., G.O. Bond, FGIC	4.750%	12/1/2027	Aaa		195,000	198,188
Trotwood-Madison City School District, School Impt., G.O. Bond, FSA	4.250%	12/1/2022	Aaa		250,000	245,432
Troy City School District, School Impt., G.O. Bond, FSA	4.000%	12/1/2014	Aaa		250,000	254,867
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA	5.250%	12/1/2016	Aaa		300,000	318,177
Van Wert City School District, School Impt., Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2020	Aaa		500,000	533,245
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aaa		235,000	253,041
Washington Court House City School District, School Impt., G.O. Bond, FGIC	5.000%	12/1/2029	Aaa		500,000	519,685
Westerville City School District, Prerefunded Balance, G.O. Bond, MBIA	5.000%	12/1/2027	Aaa		200,000	209,830
Wood County, G.O. Bond	5.400%	12/1/2013	Aa3		40,000	40,052
Wyoming City School District, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.150%	12/1/2027	Aaa		300,000	308,619

TOTAL OHIO MUNICIPAL SECURITIES (Identified Cost $23,148,277)						23,326,827

Investment Portfolio - September 30, 2007 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS - 3.0%
Dreyfus Municipal Reserves - Class R (Identified Cost $733,867)				733,867	733,867

TOTAL INVESTMENTS - 98.8% (Identified Cost $23,882,144)					24,060,694
OTHER ASSETS, LESS LIABILITIES - 1.2%					302,823

NET ASSETS - 100%					$24,363,517

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FSA - 34.0%; FGIC - 22.0%; MBIA - 20.0%.

Federal Tax Information:

On September 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$23,851,768

Unrealized appreciation	$431,656
Unrealized depreciation	(222,730)

Net unrealized appreciation	$208,926

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2007 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value

NEW YORK MUNICIPAL SECURITIES - 94.2%
Arlington Central School District, G.O. Bond, MBIA	4.625%	12/15/2024	Aaa	$845,000	$859,787
Arlington Central School District, G.O. Bond, MBIA	4.625%	12/15/2025	Aaa	365,000	370,592
Beacon City School District, G.O. Bond, MBIA	5.600%	7/15/2019	Aaa	500,000	523,430
Brookhaven, Public Impt., G.O. Bond, FGIC	4.000%	5/1/2023	Aaa	900,000	866,556
Brookhaven, Public Impt., G.O. Bond, FGIC	4.000%	5/1/2024	Aaa	815,000	777,608
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, MBIA	5.000%	9/1/2016	Aaa	525,000	566,517
Buffalo Municipal Water Finance Authority, Water Systems, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.000%	7/1/2028	Aaa	750,000	766,012
Chautauqua County, Public Impt., Series B, G.O. Bond, MBIA	4.500%	12/15/2018	Aaa	485,000	505,545
Clyde-Savannah Central School District, G.O. Bond, FGIC	5.000%	6/1/2013	Aaa	500,000	535,350
Colonie, G.O. Bond, MBIA	5.200%	8/15/2008	Aaa	40,000	40,246
Dryden Central School District, G.O. Bond, FSA	5.500%	6/15/2011	Aaa	200,000	200,714
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, MBIA	4.000%	12/15/2016	Aaa	315,000	322,727
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, MBIA	4.000%	12/15/2016	Aaa	360,000	365,422
East Aurora Union Free School District, G.O. Bond, FGIC	5.200%	6/15/2011	Aaa	300,000	301,011
Eastchester, Public Impt., Series B, G.O. Bond, FSA	4.900%	10/15/2011	Aaa	385,000	387,733
Ellenville Central School District, G.O. Bond, FSA	5.375%	5/1/2009	Aaa	210,000	212,230
Ellenville Central School District, G.O. Bond, AMBAC	5.700%	5/1/2011	Aaa	700,000	715,267
Erie County, Public Impt., Series A, G.O. Bond, FGIC	4.750%	10/1/2016	Aaa	550,000	568,529
Erie County, Public Impt., Series A, G.O. Bond, FGIC	5.000%	9/1/2014	Aaa	500,000	530,625
Fairport Central School District, G.O. Bond, FSA	5.000%	6/1/2019	Aaa	500,000	525,235
Franklin Square Union Free School District, G.O. Bond, FGIC	5.000%	1/15/2021	Aaa	520,000	537,508
Freeport, Series A, G.O. Bond, FGIC	4.000%	1/15/2014	Aaa	540,000	548,456
Greece Central School District, G.O. Bond, FSA	4.600%	6/15/2018	Aaa	180,000	186,761
Greece Central School District, G.O. Bond, FSA	4.000%	6/15/2019	Aaa	2,675,000	2,651,406
Hampton Bays Union Free School District, G.O. Bond, FSA	4.250%	9/15/2026	Aaa	1,140,000	1,115,273
Haverstraw-Stony Point Central School District, G.O. Bond, FSA	4.500%	10/15/2032	Aaa	2,000,000	1,973,320
Hempstead Town, Unrefunded Balance, Series B, G.O. Bond, FGIC	5.625%	2/1/2010	Aaa	165,000	166,139
Huntington, G.O. Bond, MBIA	5.875%	9/1/2009	Aaa	45,000	45,437
Islip, Public Impt., G.O. Bond, FGIC	5.375%	6/15/2015	Aaa	1,555,000	1,639,779
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC	5.750%	6/15/2009	Aaa	420,000	436,073
Johnson City Central School District, G.O. Bond, FGIC	4.250%	6/15/2024	Aaa	500,000	489,305
Johnson City Central School District, G.O. Bond, FGIC	4.375%	6/15/2028	Aaa	1,000,000	979,780
Johnson City Central School District, G.O. Bond, FGIC	4.375%	6/15/2030	Aaa	985,000	959,873
Le Roy Central School District, G.O. Bond, FGIC	0.100%	6/15/2008	Aaa	350,000	341,274
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, MBIA	4.500%	5/1/2028	Aaa	1,880,000	1,882,707
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGIC	5.000%	12/1/2019	Aaa	1,000,000	1,067,420
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGIC	5.000%	12/1/2025	Aaa	1,690,000	1,768,568
Longwood Central School District at Middle Island, G.O. Bond, FSA	5.000%	6/15/2017	Aaa	250,000	257,612
Longwood Central School District at Middle Island, G.O. Bond, FSA	5.000%	6/15/2018	Aaa	250,000	257,612
Metropolitan Transportation Authority, Transportation Facilities, Prerefunded Balance, Series B, Revenue Bond, AMBAC	5.000%	7/1/2018	Aaa	1,500,000	1,588,215
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, MBIA	5.000%	11/15/2030	Aaa	750,000	770,430

Investment Portfolio - September 30, 2007 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value

Metropolitan Transportation Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2025	Aaa		1,500,000	1,554,420
Metropolitan Transportation Authority, Series A, Revenue Bond, FSA	5.000%	11/15/2030	Aaa		500,000	512,925
Metropolitan Transportation Authority, Series B, Revenue Bond, FSA	4.500%	11/15/2032	Aaa		500,000	491,840
Monroe County, Water Impt., G.O. Bond	5.250%	2/1/2017	Baa	[2]	240,000	242,616
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	Aaa		1,000,000	997,020
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa3		1,700,000	1,733,473
Mount Morris Central School District, G.O. Bond, FGIC	4.125%	6/15/2013	Aaa		790,000	813,068
Nassau County, Combined Sewer Districts, Series F, G.O. Bond, MBIA	5.350%	7/1/2008	Aaa		1,500,000	1,520,955
Nassau County, General Impt., Series C, G.O. Bond, FSA	5.125%	1/1/2014	Aaa		500,000	525,595
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aaa		1,000,000	1,025,600
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2023	Aaa		200,000	195,194
New Hyde Park Garden City Park, Union Free School District, G.O. Bond, FSA	4.125%	6/15/2024	Aaa		250,000	241,940
New York City, Series K, G.O. Bond, FSA	5.375%	8/1/2020	Aaa		1,000,000	1,040,310
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aaa		1,000,000	1,043,420
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aaa		500,000	530,275
New York City, Prerefunded Balance, Series I, G.O. Bond, MBIA	5.000%	5/15/2028	AAA	[2]	175,000	178,393
New York City, Unrefunded Balance, Series I, G.O. Bond, MBIA	5.000%	5/15/2028	AAA	[2]	1,725,000	1,753,566
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aaa		750,000	768,150
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series A, Revenue Bond	5.500%	2/15/2011	Aa	[1]	1,000,000	1,054,230
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGIC	5.000%	6/15/2026	Aaa		750,000	773,775
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aaa		500,000	488,925
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa2		1,000,000	968,080
New York State, Series C, G.O. Bond, FSA	5.000%	4/15/2012	Aa3		700,000	742,987
New York State, Prerefunded Balance, Series B, G.O. Bond	5.125%	3/1/2018	Aa3		1,000,000	1,016,890
New York State, Series A, G.O. Bond	4.500%	3/15/2019	Aa3		500,000	513,650
New York State, Prerefunded Balance, Series D, G.O. Bond, AMBAC	5.000%	7/15/2015	Aaa		500,000	510,960
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa3		475,000	494,223
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa		500,000	517,890
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa		440,000	467,126
New York State Environmental Facilities Corp., Pollution Control, Series A, Revenue Bond	5.200%	6/15/2015	Aaa		25,000	25,281
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa		1,000,000	1,027,800
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa		300,000	303,753
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, MBIA	5.000%	6/15/2021	Aaa		600,000	628,926
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA	[2]	750,000	797,227
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1		1,500,000	1,459,800

Investment Portfolio - September 30, 2007 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)		Principal Amount/ Shares	Value

New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	A1		225,000	242,543
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	Aaa		340,000	353,821
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, MBIA	5.250%	4/1/2011	Aaa		1,000,000	1,055,950
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aaa		750,000	784,747
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aaa		320,000	343,680
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, MBIA	5.250%	4/1/2016	Aaa		300,000	319,359
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	3/15/2014	Aaa		500,000	535,355
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, MBIA	5.000%	3/15/2016	Aaa		300,000	321,213
New York State Urban Development Corp., Prerefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa		195,000	197,804
New York State Urban Development Corp., Prerefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa		180,000	182,588
New York State Urban Development Corp., Unrefunded Balance, Revenue Bond	5.375%	7/1/2022	Aaa		25,000	25,284
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, FSA	5.250%	1/1/2014	Aaa		500,000	533,690
Niagara County, Series B, G.O. Bond, MBIA	5.200%	1/15/2011	Aaa		400,000	401,896
Niagara Falls City School District, G.O. Bond, FSA	4.375%	9/15/2029	AAA	[2]	885,000	868,442
Niagara-Wheatfield Central School District, G.O. Bond, FGIC	4.125%	2/15/2019	Aaa		610,000	612,288
Niagara-Wheatfield Central School District, G.O. Bond, FGIC	4.125%	2/15/2020	Aaa		850,000	847,518
North Hempstead, Series A, G.O. Bond, FGIC	4.750%	1/15/2023	Aaa		1,000,000	1,013,660
Norwich City School District, G.O. Bond, FSA	5.000%	6/15/2010	Aaa		250,000	259,550
Panama Central School District, G.O. Bond, FGIC	5.000%	6/15/2019	Aaa		595,000	623,685
Patchogue-Medford Union Free School District, Series A, G.O. Bond, FGIC	3.500%	7/1/2012	Aaa		805,000	804,968
Pavilion Central School District, G.O. Bond, FSA	5.625%	6/15/2018	Aaa		880,000	918,632
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, MBIA	5.000%	6/15/2021	Aaa		850,000	898,442
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, MBIA	5.000%	6/15/2022	Aaa		450,000	476,982

Investment Portfolio - September 30, 2007 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value

Pulaski Central School District, Series A, G.O. Bond, FGIC	4.500%	6/15/2026	Aaa	425,000	431,715
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.375%	5/1/2031	Aaa	435,000	428,749
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.375%	5/1/2032	Aaa	510,000	501,080
Ramapo, Public Impt., Series B, G.O. Bond, MBIA	4.500%	5/1/2033	Aaa	410,000	409,984
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA	4.250%	6/15/2014	Aaa	1,180,000	1,218,999
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	Aaa	250,000	271,548
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aaa	95,000	103,123
Rondout Valley Central School District, G.O. Bond, FSA	5.375%	3/1/2020	Aaa	500,000	526,315
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.250%	10/15/2028	Aaa	330,000	320,377
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.375%	10/15/2030	Aaa	1,000,000	982,160
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGIC	4.250%	10/15/2026	Aaa	1,200,000	1,162,764
St. Lawrence County, Public Impt., G.O. Bond, FGIC	4.500%	5/15/2031	Aaa	1,185,000	1,181,528
St. Lawrence County, Public Impt., G.O. Bond, FGIC	4.500%	5/15/2032	Aaa	1,000,000	994,060
Schenectady, G.O. Bond, MBIA	5.300%	2/1/2011	Aaa	250,000	253,923
Scotia Glenville Central School District, G.O. Bond, FGIC	5.500%	6/15/2020	Aaa	1,025,000	1,069,670
South Glens Falls Central School District, G.O. Bond, FGIC	5.375%	6/15/2018	Aaa	605,000	630,120
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC	5.375%	6/15/2018	Aaa	95,000	98,699
South Huntington Union Free School District, G.O. Bond, FGIC	5.000%	9/15/2016	Aaa	325,000	335,706
South Huntington Union Free School District, G.O. Bond, FGIC	5.100%	9/15/2017	Aaa	100,000	103,369
Suffolk County, Series A, G.O. Bond, FGIC	4.750%	8/1/2019	Aaa	895,000	913,374
Suffolk County, Public Impt., Series A, G.O. Bond, MBIA	4.250%	5/1/2024	Aaa	1,000,000	986,610
Suffolk County Water Authority, Revenue Bond, MBIA	4.500%	6/1/2027	Aaa	1,160,000	1,165,174
Suffolk County Water Authority, Revenue Bond, MBIA	5.100%	6/1/2009	Aaa	55,000	56,483
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond, MBIA	5.100%	6/1/2009	Aaa	195,000	200,216
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.400%	8/1/2017	Aaa	700,000	742,182
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.500%	8/1/2018	Aaa	850,000	903,499
Syracuse, Public Impt., Series A, G.O. Bond, MBIA	4.250%	6/15/2023	Aaa	690,000	684,494
Syracuse, Public Impt., Series A, G.O. Bond, MBIA	4.375%	6/15/2025	Aaa	990,000	984,506
Syracuse, Public Impt., Series A, G.O. Bond, FGIC	4.250%	12/1/2028	Aaa	600,000	576,456
Syracuse, Public Impt., Series A, G.O. Bond, FGIC	4.250%	12/1/2029	Aaa	600,000	571,770
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aaa	1,090,000	1,060,505
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2	750,000	787,635
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, MBIA	4.750%	1/1/2019	Aaa	300,000	319,056
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGIC	5.000%	11/15/2032	Aaa	1,000,000	1,027,480
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, MBIA	5.000%	1/1/2032	Aaa	1,695,000	1,794,683
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, MBIA	5.000%	1/1/2032	Aaa	305,000	313,223
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	Aaa	560,000	567,476
Union Endicott Central School District, G.O. Bond, FGIC	4.125%	6/15/2014	Aaa	605,000	624,717
Union Endicott Central School District, G.O. Bond, FGIC	4.125%	6/15/2015	Aaa	865,000	892,490
Warwick Valley Central School District, G.O. Bond, FSA	5.600%	1/15/2018	Aaa	575,000	606,838
Warwick Valley Central School District, G.O. Bond, FSA	5.625%	1/15/2022	Aaa	380,000	401,250
Wayne County, Public Impt., G.O. Bond, MBIA	4.125%	6/1/2024	Aaa	500,000	486,560

Investment Portfolio - September 30, 2007 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value

West Seneca Central School District, G.O. Bond, FSA	5.000%	5/1/2011	Aaa	300,000	314,640
Westchester County, Series B, G.O. Bond	4.300%	12/15/2011	Aaa	15,000	15,476
Westchester County, Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,000,400
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2008	Aaa	5,000	5,013
Westchester County, Unrefunded Balance, Series A, G.O. Bond	4.750%	12/15/2009	Aaa	5,000	5,013
Westhampton Beach Union Free School District, G.O. Bond, MBIA	4.000%	7/15/2018	Aaa	726,000	727,655
Williamsville Central School District, G.O. Bond, MBIA	5.000%	6/15/2012	Aaa	490,000	519,929
Yonkers, Series B, G.O. Bond, MBIA	5.000%	8/1/2023	Aaa	1,125,000	1,177,650
Yonkers, Series B, G.O. Bond, MBIA	5.000%	8/1/2030	Aaa	1,095,000	1,131,507

TOTAL NEW YORK MUNICIPAL SECURITIES (Identified Cost $100,544,181)					101,774,313

SHORT-TERM INVESTMENTS - 4.6%
Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $4,925,434)				4,925,434	4,925,434

TOTAL INVESTMENTS - 98.8% (Identified Cost $105,469,615)					106,699,747
OTHER ASSETS, LESS LIABILITIES - 1.2%					1,343,477

NET ASSETS - 100%					$108,043,224

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 29.8%; MBIA - 24.0%; FSA - 16.4%.

Investment Portfolio - September 30, 2007 (unaudited)

Federal Tax Information:

On September 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$105,432,595

Unrealized appreciation	$1,746,332
Unrealized depreciation	(479,180)

Net unrealized appreciation	$1,267,152

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2007 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
MUNICIPAL SECURITIES - 93.9%
Alabama - 1.7%
Bessemer Governmental Utility Services Corp., Water Supply, Revenue Bond, MBIA	5.200%	6/1/2024	Aaa	$500,000	$514,350
Birmingham, Capital Impt., Prerefunded Balance, Series B, G.O. Bond, AMBAC	5.000%	12/1/2032	Aaa	1,005,000	1,071,822
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	Aaa	665,000	646,619
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, MBIA	5.250%	2/15/2017	Aaa	500,000	524,720
Mobile County Board of School Commissioners, Capital Outlay Warrants, Prerefunded Balance, Series B, G.O. Bond, AMBAC	5.000%	3/1/2018	Aaa	500,000	523,010
Odenville Utilities Board Water, Revenue Bond, MBIA	4.300%	8/1/2028	Aaa	500,000	500,365

					3,780,886

Alaska - 0.2%
Alaska Municipal Banking Authority, Revenue Bond, MBIA	4.100%	6/1/2017	Aaa	455,000	459,159

Arizona - 3.2%
Goodyear, G.O. Bond, MBIA	4.375%	7/1/2020	Aaa	680,000	691,043
Mesa, G.O. Bond, FGIC	4.125%	7/1/2027	Aaa	2,215,000	2,073,262
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1	1,500,000	1,491,855
Salt River Project, Agricultural Impt. & Power District, Certificate of Participation, MBIA	5.000%	12/1/2011	Aaa	1,500,000	1,577,685
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	Aaa	1,200,000	1,168,368

					7,002,213

California - 4.7%
California State, G.O. Bond	4.750%	12/1/2028	A1	795,000	795,922
California State, G.O. Bond	5.250%	2/1/2023	A1	500,000	548,195
California State, Unrefunded Balance, G.O. Bond, MBIA	5.000%	6/1/2012	Aaa	1,300,000	1,365,715
California State, Various Purposes, G.O. Bond, AMBAC	4.250%	12/1/2035	Aaa	1,140,000	1,043,146
Campbell Union School District, G.O. Bond, FSA	4.375%	8/1/2027	Aaa	1,810,000	1,774,361
Chula Vista Elementary School District, Series F, G.O. Bond, MBIA	4.800%	8/1/2024	Aaa	435,000	445,209
Chula Vista Elementary School District, Series F, G.O. Bond, MBIA	4.875%	8/1/2025	Aaa	425,000	436,539
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aaa	840,000	839,950
Oak Valley Hospital District, G.O. Bond, FGIC	4.500%	7/1/2025	Aaa	1,395,000	1,383,129
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, MBIA	5.250%	9/1/2025	Aaa	1,570,000	1,640,556

					10,272,722

Colorado - 2.0%
Broomfield Water Activity, Enterprise Water, Revenue Bond, MBIA	5.000%	12/1/2015	Aaa	700,000	742,469
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, FSA	4.375%	8/1/2035	Aaa	1,420,000	1,349,298
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	AAA[2]	1,000,000	1,002,890
Denver City & County School District No. 1, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aaa	895,000	931,516
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2023	Aaa	105,000	108,323

Investment Portfolio - September 30, 2007 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
El Paso County School District No. 020, Series A, G.O. Bond, MBIA	6.200%	12/15/2007	Aaa	160,000	160,904

					4,295,400

Connecticut - 0.7%
Stamford, G.O. Bond	4.400%	2/15/2026	Aaa	1,545,000	1,550,438

Delaware - 1.7%
Delaware Transportation Authority, Revenue Bond, MBIA	5.000%	7/1/2011	Aaa	1,000,000	1,051,620
New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa	1,500,000	1,474,350
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,237,512

					3,763,482

Florida - 2.7%
Cape Coral Utility Impt. Assessment, Special Assessment, MBIA	4.500%	7/1/2021	Aaa	2,000,000	2,006,160
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1	1,000,000	1,034,340
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, FSA	4.500%	6/1/2025	Aaa	1,280,000	1,275,290
Florida State Board of Education, Capital Outlay, Public Education, Series C, G.O. Bond, AMBAC	5.000%	6/1/2011	Aaa	425,000	446,037
Miami-Dade County, Educational Facilities Authority, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	4/1/2015	Aaa	510,000	548,342
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, FSA	5.000%	10/1/2028	Aaa	510,000	526,142

					5,836,311

Georgia - 2.1%
Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	Aa3	350,000	357,525
Atlanta, Water & Wastewater, Series A, Revenue Bond, MBIA	5.000%	11/1/2033	Aaa	310,000	315,351
Atlanta, Water & Wastewater, Revenue Bond, FSA	5.000%	11/1/2043	Aaa	1,500,000	1,526,805
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa	1,270,000	1,236,383
Georgia State, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	5,000	5,426
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	195,000	211,877
Madison Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	Aaa	1,000,000	1,000,070

					4,653,437

Hawaii - 0.1%
Hawaii State, Series CH, G.O. Bond	6.000%	11/1/2007	Aa2	260,000	260,505

Illinois - 4.0%
Chicago Neighborhoods Alive 21 Program, Prerefunded Balance, G.O. Bond, FGIC	5.375%	1/1/2026	Aaa	500,000	527,660
Chicago, Prerefunded Balance, G.O. Bond, FGIC	5.250%	1/1/2027	Aaa	250,000	256,060
Chicago, Series A, G.O. Bond, MBIA	5.000%	1/1/2034	Aaa	830,000	847,621
Chicago, Series A, G.O. Bond, AMBAC	5.000%	1/1/2018	Aaa	2,255,000	2,424,305
Chicago, Series A, G.O. Bond, FSA	4.750%	1/1/2038	Aaa	1,500,000	1,499,895
Cook County, Series A, G.O. Bond, FGIC	5.000%	11/15/2022	Aaa	750,000	766,192
Illinois State, G.O. Bond	5.000%	12/1/2027	Aa3	600,000	615,066
Illinois State, Series 1995 A, Certificate of Participation, MBIA	5.600%	7/1/2010	Aaa	100,000	101,154
Madison & St. Clair Counties School District No. 010 Collinsville, School Building, Prerefunded Balance, G.O. Bond, FGIC	5.125%	2/1/2019	Aaa	500,000	524,425
Rock Island County School District No. 041 Rock Island, G.O. Bond, FSA	5.125%	12/1/2015	Aaa	200,000	203,444
Springfield Electric, Revenue Bond, MBIA	5.000%	3/1/2035	Aaa	1,000,000	1,029,750

					8,795,572

Indiana - 2.5%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	Aaa	1,450,000	1,469,082

Investment Portfolio - September 30, 2007 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	Aaa	1,015,000	1,018,086
Frankfort High School Elementary School Building Corp., Revenue Bond, FSA	4.750%	7/15/2025	Aaa	1,500,000	1,527,990
La Porte County, G.O. Bond, FGIC	5.200%	1/15/2018	Aaa	300,000	317,838
Noblesville Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	Aaa	550,000	570,476
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA	5.000%	7/15/2020	Aaa	450,000	469,206

					5,372,678

Iowa - 1.9%
Indianola Community School District, G.O. Bond, FGIC	5.200%	6/1/2021	Aaa	425,000	452,459
Iowa City Community School District, G.O. Bond, FSA	4.000%	6/1/2018	Aaa	425,000	423,007
Iowa City, Sewer, Revenue Bond, MBIA	5.750%	7/1/2021	Aaa	250,000	250,427
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aa1	995,000	997,388
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aa1	2,075,000	1,966,644

					4,089,925

Kansas - 3.0%
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGIC	4.000%	9/1/2022	Aaa	1,000,000	958,450
Johnson County Unified School District No. 229, Prerefunded Balance, Series A, G.O. Bond	5.000%	10/1/2014	Aa1	220,000	220,022
Johnson County Unified School District No. 231, Prerefunded Balance, Series A, G.O. Bond, FGIC	5.750%	10/1/2016	Aaa	500,000	521,830

Investment Portfolio - September 30, 2007 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Miami County Unified School District No. 416 Louisburg, G.O. Bond, MBIA	5.000%	9/1/2018	Aaa	2,000,000	2,149,280
Sedgwick County Unified School District No. 265, G.O. Bond, FSA	5.000%	10/1/2025	Aaa	1,090,000	1,139,726
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.200%	9/1/2020	Aaa	700,000	699,776
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA	4.250%	9/1/2021	Aaa	580,000	576,485
Wyandotte County School District No. 204 Bonner Springs, Prerefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aaa	290,000	304,654
Wyandotte County School District No. 204 Bonner Springs, Unrefunded Balance, Series A, G.O. Bond, FSA	5.375%	9/1/2015	Aaa	110,000	115,153

					6,685,376

Kentucky - 0.9%
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC	6.500%	7/1/2008	Aaa	250,000	255,585
Lexington-Fayette Urban County Government, Public Facilities Corp., Revenue Bond, MBIA	4.000%	10/1/2018	Aaa	1,655,000	1,647,999

					1,903,584

Louisiana - 1.5%
Caddo Parish Parishwide School District, G.O. Bond, MBIA	4.350%	3/1/2026	Aaa	660,000	638,669
Caddo Parish Parishwide School District, G.O. Bond, MBIA	4.375%	3/1/2027	Aaa	1,090,000	1,057,867
Lafayette Public Power Authority, Series A, Revenue Bond, AMBAC	5.000%	11/1/2012	Aaa	730,000	773,063
New Orleans Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	Aaa	300,000	303,360
Orleans Parish Parishwide School District, Series A, G.O. Bond, FGIC	5.125%	9/1/2016	Aaa	400,000	401,832

					3,174,791

Maine - 0.4%
Kennebec Water District, Revenue Bond, FSA	5.125%	12/1/2021	Aaa	750,000	760,935

Maryland - 1.8%
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1	1,770,000	1,717,325
Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1	345,000	334,450
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa	1,000,000	956,350
Baltimore, Water Project, Series A, Revenue Bond, FGIC	5.550%	7/1/2009	Aaa	260,000	269,222
Maryland State, State & Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa	750,000	755,468

					4,032,815

Massachusetts - 2.5%
Boston, Series A, G.O. Bond, MBIA	4.125%	1/1/2021	Aaa	1,000,000	993,390
Boston, Series A, G.O. Bond, MBIA	4.125%	1/1/2022	Aaa	410,000	404,969
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa	850,000	801,431
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa	850,000	796,492
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aaa	500,000	525,035
Massachusetts State, Series C, G.O. Bond, AMBAC	5.750%	8/1/2010	Aaa	400,000	424,012
Massachusetts State, Series D, G.O. Bond	5.250%	10/1/2014	Aa2	1,000,000	1,097,830
Plymouth, G.O. Bond, MBIA	5.250%	10/15/2020	Aaa	100,000	105,320
Richmond, G.O. Bond, MBIA	5.000%	4/15/2021	Aaa	400,000	419,552

					5,568,031

Michigan - 4.1%
Bendle Public School District, School Building & Site, G.O. Bond, FGIC	4.500%	5/1/2028	Aaa	640,000	634,291
Detroit City School District, School Building & Site Impt., Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aaa	750,000	766,357
Detroit Sewer Disposal System, Series B, Revenue Bond, FGIC	4.625%	7/1/2034	Aaa	1,500,000	1,480,620
Grand Rapids Public Schools, G.O. Bond, MBIA	4.125%	5/1/2023	Aaa	1,200,000	1,148,112
Holly Area School District, G.O. Bond, FGIC	5.000%	5/1/2022	Aaa	500,000	508,315
Hudsonville Public Schools, Prerefunded Balance, G.O. Bond, FGIC	5.150%	5/1/2027	Aaa	185,000	186,798
Hudsonville Public Schools, Unrefunded Balance, G.O. Bond, FGIC	5.150%	5/1/2027	Aaa	40,000	40,278
Lincoln Park School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	5/1/2026	Aaa	125,000	126,106
Lincoln Park School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	5/1/2026	Aaa	355,000	357,144
Muskegon Water, Revenue Bond, FSA	4.750%	5/1/2019	Aaa	565,000	573,633
Oakland County, George W. Kuhn Drain District, Prerefunded Balance, Series B, G.O. Bond	5.375%	4/1/2021	Aaa	475,000	488,186
Saginaw City School District, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2031	Aaa	1,695,000	1,667,575

Investment Portfolio - September 30, 2007 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
St. Joseph County, Sewer Disposal Systems - Constantine, G.O. Bond, FSA	5.000%	4/1/2012	Aaa	100,000	100,694
Warren Woods Public Schools, School Building & Site, G.O. Bond, FSA	4.500%	5/1/2026	Aaa	1,015,000	1,014,198

					9,092,307

Minnesota - 1.5%
Brooklyn Center Independent School District No. 286, School Building, Series A, G.O. Bond, MBIA	4.375%	2/1/2026	Aaa	1,105,000	1,078,381
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa	1,500,000	1,518,270
Pine County, Series A, G.O. Bond, FGIC	4.400%	2/1/2028	Aaa	555,000	541,552
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa	175,000	200,800

					3,339,003

Mississippi - 0.7%
Biloxi Public School District, Revenue Bond, MBIA	5.000%	4/1/2017	Aaa	500,000	515,635
De Soto County School District, G.O. Bond, FSA	5.000%	2/1/2013	Aaa	1,000,000	1,055,350

					1,570,985

Missouri - 0.3%
Metropolitan St. Louis Sewer District Wastewater System, Series A, Revenue Bond, MBIA	3.600%	5/1/2013	Aaa	600,000	599,202

Nebraska - 1.2%
Omaha Metropolitan Utilities District Water, Series A, Revenue Bond, FSA	4.375%	12/1/2031	Aaa	2,640,000	2,524,025

Nevada - 2.5%
Clark County Public Facilities, Prerefunded Balance, Series C, G.O. Bond, FGIC	5.000%	6/1/2024	Aaa	315,000	322,727
Clark County Public Facilities, Unrefunded Balance, Series C, G.O. Bond, FGIC	5.000%	6/1/2024	Aaa	110,000	111,919
Clark County Transportation, Series A, G.O. Bond, FGIC	4.500%	12/1/2019	Aaa	500,000	503,380
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, FSA	4.750%	6/1/2033	Aaa	1,500,000	1,507,965
Nevada State, Project Nos. 66 & 67, Prerefunded Balance, Series A, G.O. Bond, FGIC	5.000%	5/15/2028	Aaa	625,000	630,888
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGIC	5.000%	5/15/2028	Aaa	125,000	125,788
North Las Vegas, G.O. Bond, MBIA	5.000%	5/1/2024	Aaa	1,500,000	1,570,305
Truckee Meadows, Water Authority, Prerefunded Balance, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aaa	750,000	787,635

					5,560,607

New Jersey - 3.4%
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2028	Aaa	835,000	830,015
East Brunswick Township Board of Education, G.O. Bond, FSA	4.500%	11/1/2029	Aaa	1,000,000	995,940
Essex County, Prerefunded Balance, Series A, G.O. Bond, MBIA	4.500%	5/1/2031	Aaa	500,000	525,335
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	Aaa	930,000	932,027
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond	3.700%	10/1/2018	Aaa	540,000	523,066
New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Series C, Revenue Bond, FSA	5.500%	12/15/2013	Aaa	1,400,000	1,542,828
South Brunswick Township Board of Education, G.O. Bond, MBIA	4.125%	8/1/2012	Aaa	1,200,000	1,232,556
Sparta Township School District, G.O. Bond, FSA	4.300%	2/15/2030	Aaa	1,000,000	968,640

					7,550,407

New Mexico - 0.4%
New Mexico Finance Authority, Public Project Revolving Fund, Series A, Revenue Bond, MBIA	3.250%	6/1/2013	Aaa	795,000	771,571

New York - 3.7%
Erie County, Public Impt., Series A, G.O. Bond, FGIC	5.000%	9/1/2014	Aaa	380,000	403,275
Hampton Bays Union Free School District, G.O. Bond, FSA	4.375%	9/15/2029	Aaa	2,225,000	2,201,726
Mount Morris Central School District, G.O. Bond, FGIC	4.125%	6/15/2014	Aaa	1,290,000	1,332,041
New York City Municipal Water Finance Authority, Series E, Revenue Bond, FGIC	5.000%	6/15/2026	Aaa	750,000	773,775
New York State Urban Development Corp., Series B, Revenue Bond, MBIA	5.000%	1/1/2019	AAA[2]	1,000,000	1,066,780
Sachem Central School District of Holbrook, G.O. Bond, FGIC	4.375%	10/15/2030	Aaa	2,000,000	1,964,320
Spencerport Central School District, G.O. Bond, FSA	5.000%	11/15/2012	Aaa	350,000	356,027
Westchester County, Unrefunded Balance, G.O. Bond	4.750%	11/15/2016	Aaa	120,000	121,292

					8,219,236

North Carolina - 1.4%
Cary, G.O. Bond	5.000%	3/1/2018	Aaa	700,000	738,794

Investment Portfolio - September 30, 2007 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa	1,455,000	1,440,174
Raleigh, G.O. Bond	4.400%	6/1/2017	Aaa	250,000	255,825
Union County, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.300%	3/1/2013	Aaa	250,000	261,132
Wilson, G.O. Bond, AMBAC	5.100%	6/1/2019	Aaa	400,000	420,384

					3,116,309

North Dakota - 0.8%
Fargo, Series A, G.O. Bond, MBIA	4.700%	5/1/2030	Aaa	1,840,000	1,845,281

Ohio - 4.6%
Brookville Local School District, School Impt., G.O. Bond, FSA	4.125%	12/1/2026	Aaa	660,000	616,631
Cleveland, Various Purposes, G.O. Bond, MBIA	5.000%	12/1/2012	Aaa	1,140,000	1,216,357
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	1,000,000	1,077,360
Columbus City School District, Facilities Construction & Impt., G.O. Bond, FSA	4.375%	12/1/2032	Aaa	1,000,000	953,680
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, MBIA	5.000%	12/1/2022	Aaa	1,450,000	1,522,486
Newark City School District, School Impt., G.O. Bond, FGIC	4.250%	12/1/2027	Aaa	500,000	474,730
Oak Hills Local School District, Prerefunded Balance, G.O. Bond, MBIA	5.125%	12/1/2025	Aaa	490,000	496,086
Ohio State Conservation Project, Series A, G.O. Bond	5.000%	3/1/2015	Aa1	1,000,000	1,070,580
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, MBIA	4.250%	12/1/2034	Aaa	2,500,000	2,324,600
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	Aaa	325,000	351,101

					10,103,611

Oklahoma - 1.2%
Oklahoma City, G.O. Bond, MBIA	4.250%	3/1/2023	Aaa	2,000,000	1,969,460
Oklahoma State Turnpike Authority, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.000%	1/1/2023	Aaa	750,000	764,063

					2,733,523

Oregon - 3.3%
Josephine County Unit School District Three Rivers, Prerefunded Balance, G.O. Bond, FSA	5.250%	6/15/2017	Aaa	825,000	873,056
Metro, G.O. Bond	5.000%	6/1/2022	Aaa	3,000,000	3,186,570
Oregon State Board of Higher Education, Prerefunded Balance, Series B, G.O. Bond	5.000%	8/1/2033	Aa2	1,500,000	1,540,530
Salem Water & Sewer , Revenue Bond, FSA	5.000%	5/1/2014	Aaa	1,120,000	1,207,360
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA	5.500%	6/15/2017	Aaa	500,000	533,435

					7,340,951

Pennsylvania - 3.2%
Beaver County, G.O. Bond, MBIA	5.150%	10/1/2017	Aaa	300,000	300,036
Jenkintown School District, Series A, G.O. Bond, FGIC	4.500%	5/15/2032	Aaa	1,000,000	977,800
Lancaster School District, G.O. Bond, FSA	5.000%	6/1/2019	Aaa	1,200,000	1,288,056
Pennsylvania State, G.O. Bond, MBIA	5.000%	1/1/2011	Aaa	1,500,000	1,567,695
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	Aaa	530,000	568,489
Philadelphia, Water & Wastewater, Revenue Bond, MBIA	5.600%	8/1/2018	Aaa	20,000	21,549
Plum Boro School District, Series A, G.O. Bond, FGIC	4.500%	9/15/2030	AAA[2]	855,000	843,774
Uniontown Area School District, G.O. Bond, FSA	4.350%	10/1/2034	Aaa	1,500,000	1,421,460

					6,988,859

Rhode Island - 0.5%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, MBIA	5.000%	10/1/2035	Aaa	1,000,000	1,019,730

South Carolina - 3.6%
Beaufort County School District, Prerefunded Balance, Series A, G.O. Bond	5.000%	3/1/2020	Aa1	500,000	523,010
Beaufort County, G.O. Bond, MBIA	4.250%	3/1/2024	Aaa	790,000	770,803
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aa1	1,000,000	1,084,480
Orangeburg County Consolidated School District 5, Prerefunded Balance, G.O. Bond	5.625%	3/1/2019	Aa1	800,000	838,408
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa	1,250,000	1,222,550
South Carolina, Transportation Infrastructure Bank, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.250%	10/1/2021	Aaa	1,500,000	1,565,070

Investment Portfolio - September 30, 2007 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
South Carolina, Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	Aaa	2,000,000	1,889,060

					7,893,381

South Dakota - 0.3%
Rapid City Area School District No. 51-4, Capital Outlay Certificates, G.O. Bond, FSA	4.750%	1/1/2018	Aaa	650,000	652,048

Tennessee - 1.4%
Rhea County, Prerefunded Balance, G.O. Bond, MBIA	5.000%	4/1/2018	Aaa	950,000	994,745
Shelby County, Series A, G.O. Bond	5.500%	3/1/2010	Aa2	2,000,000	2,091,700

					3,086,445

Texas - 5.6%
Alamo Community College District, Series A, G.O. Bond, MBIA	5.000%	8/15/2024	Aaa	1,020,000	1,067,593
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa	750,000	735,773
Brazoria County, G.O. Bond, FGIC	4.750%	9/1/2011	Aaa	445,000	449,686
Brazos River Authority, Series B, Revenue Bond, FGIC	4.250%	12/1/2017	Aaa	1,125,000	1,143,394
Canyon Independent School District, School Building, G.O. Bond	4.700%	2/15/2025	AAA[2]	1,440,000	1,464,422
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	AAA[2]	1,845,000	1,963,449
Fort Bend County, G.O. Bond, MBIA	4.750%	3/1/2031	Aaa	1,000,000	1,003,740
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa	1,220,000	1,191,440
McKinney Waterworks & Sewer, Revenue Bond, FGIC	4.750%	3/15/2024	Aaa	1,000,000	1,016,070
San Antonio Water, Revenue Bond, FGIC	4.375%	5/15/2029	Aaa	1,400,000	1,345,554
San Patricio Municipal Water District, Prerefunded Balance, Revenue Bond, FSA	5.200%	7/10/2028	Aaa	490,000	504,166
Waller Consolidated Independent School District, G.O. Bond	4.750%	2/15/2023	Aaa	500,000	505,420

					12,390,707

Utah - 1.6%
Mountain Regional Water Special Service District, Revenue Bond, MBIA	5.000%	12/15/2030	Aaa	1,240,000	1,274,398
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa	1,100,000	1,120,790
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aaa	795,000	784,188
Utah State Building Ownership Authority, Series C, Revenue Bond, FSA	5.500%	5/15/2011	Aaa	300,000	319,224

					3,498,600

Virginia - 3.2%
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	2,025,260
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa	1,500,000	1,457,715
Norfolk, Capital Impt., G.O. Bond, MBIA	4.375%	3/1/2024	Aaa	685,000	682,198
Norfolk, Capital Impt., G.O. Bond, FGIC	4.250%	10/1/2024	Aaa	2,500,000	2,445,450
Richmond, Series B, G.O. Bond, FSA	4.750%	7/15/2023	Aaa	400,000	409,724

					7,020,347

Washington - 4.6%
Franklin County, G.O. Bond, FGIC	5.125%	12/1/2022	Aaa	1,000,000	1,050,150
King County, Series B, G.O. Bond, MBIA	5.000%	1/1/2030	Aaa	400,000	404,976
King County School District No. 411 Issaquah, Series A, G.O. Bond, FSA	5.250%	12/1/2018	Aaa	2,420,000	2,611,616
King County, Sewer, Series A, Revenue Bond, MBIA	4.500%	1/1/2032	Aaa	1,070,000	1,039,002
King County Sewer, Revenue Bond, FSA	5.000%	1/1/2024	Aaa	1,460,000	1,533,526
Seattle, Drain & Wastewater, Revenue Bond, MBIA	4.375%	2/1/2026	Aaa	2,000,000	1,949,380
Washington State, Prerefunded Balance, Series A, G.O. Bond	5.000%	1/1/2023	Aa1	410,000	411,550
Washington State, Motor Vehicle Fuel Tax, G.O. Bond, AMBAC	5.000%	1/1/2025	Aaa	1,000,000	1,048,260

					10,048,460

West Virginia - 0.4%
West Virginia State Water Development Authority, Series A, Revenue Bond, FGIC	4.250%	11/1/2026	Aaa	820,000	780,558

Wisconsin - 2.8%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	Aaa	1,500,000	1,539,375
Eau Claire, Series B, G.O. Bond, MBIA	4.000%	4/1/2015	Aaa	1,195,000	1,213,212
Kenosha, Series B, G.O. Bond, FSA	5.000%	9/1/2011	Aaa	765,000	805,285
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGIC	5.050%	12/1/2021	Aaa	450,000	470,408

Investment Portfolio - September 30, 2007 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1] (unaudited)	Principal Amount/ Shares	Value
Stoughton Area School District, G.O. Bond, FGIC	4.875%	4/1/2016	Aaa	500,000	518,660
Two Rivers Public School District, Prerefunded Balance, G.O. Bond, FSA	5.625%	3/1/2019	Aaa	415,000	434,924
West De Pere School District, Prerefunded Balance, Series A, G.O. Bond, FSA	5.250%	10/1/2017	Aaa	500,000	524,195
Wisconsin State Transportation, Series A, Revenue Bond, FSA	5.000%	7/1/2025	Aaa	700,000	730,114

					6,236,173

TOTAL MUNICIPAL SECURITIES (Identified Cost $205,412,104)					206,240,586

SHORT-TERM INVESTMENTS - 4.4%
Dreyfus Municipal Reserves - Class R (Identified Cost $9,613,018)				9,613,018	9,613,018

TOTAL INVESTMENTS - 98.3% (Identified Cost $215,025,122)					215,853,604
OTHER ASSETS, LESS LIABILITIES - 1.7%					3,708,812

NET ASSETS - 100%					$219,562,416

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FSA (Financial Security Assurance)

MBIA (MBIA, Inc.)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).

[2]	Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 24.3%; FSA - 20.8%; FGIC - 15.3%; AMBAC - 10.7%.

Federal Tax Information:

On September 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$214,986,421

Unrealized appreciation	$2,461,473
Unrealized depreciation	(1,594,290)

Net unrealized appreciation	$867,183

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
November 29, 2007

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
November 29, 2007